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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-6161

Allianz Funds

Registrant Name

1345 Avenue of the Americas New York, New York 10105
Address of Principal Executive Offices

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 6/30/06

Date of Reporting Period: 9/30/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Table of Contents

Allianz Funds:
AMM Asset Allocation Fund
CCM Capital Appreciation Fund
CCM Emerging Companies Fund
CCM Focused Growth Fund
CCM Mid Cap Fund
NACM Flex Cap Value Fund
NACM Global Fund
NACM Growth Fund
NACM International Fund
NACM Pacific Rim Fund
NFJ Dividend Value Fund
NFJ International Value Fund
NFJ Large Cap Value Fund
NFJ Small Cap Value Fund
OCC Core Equity Fund
OCC Renaissance Fund
OCC Value Fund
PEA Growth Fund
PEA Growth & Income Fund
PEA Opportunity Fund
PEA Target Fund
RCM Biotechnology Fund
RCM Financial Services Fund
RCM Global Healthcare Fund
RCM Global Resources Fund
RCM Global Small Cap Fund
RCM International Growth Equity Fund
RCM Large Cap Growth Fund
RCM Mid Cap Growth Fund
RCM Targeted Core Growth Fund
RCM Technology Fund

Schedule of Investments

AMM Asset Allocation Fund (a)

September 30, 2005 (unaudited)

	Shares	Value* (000s)
ALLIANZ FUNDS (b) 50.9%

CCM Capital Appreciation	114,559	$2,227
CCM Mid-Cap (d)	74,342	2,027
NACM International (d)	1,869,162	35,308
NFJ Small-Cap Value	211,301	7,045
OCC Renaissance (d)	655,402	16,483
OCC Value	688,095	12,523
PEA Growth (d)	78,101	1,515
PEA Opportunity (d)	416,881	8,409
PEA Target (d)	123,361	2,390
RCM Large-Cap Growth	1,648,383	22,088
RCM Mid-Cap (d)	5,711,610	16,621

Total Allianz Funds (Cost — $103,224)		126,636

PIMCO FUNDS (c) 49.3%

Emerging Markets Bond	79,493	910
Foreign Bond (U.S. Dollar-Hedged)	246,903	2,654
High Yield	546,317	5,343
Short-Term	487,306	4,878
StocksPLUS	3,392,737	33,826
Total Return	7,029,105	74,860

Total PIMCO Funds (Cost — $120,493)		122,471

Total Investments 100.2% (Cost — $223,717)		249,107
Liabilities in excess of other assets (0.2)%		(426)

Net Assets 100.0%		$248,681

Notes to Schedule of Investments:

(a)	The Fund invests in shares of affiliated funds.
(b)	Institutional Class shares of each Allianz Fund.
(c)	Institutional Class shares of each PIMCO Fund.
(d)	Non-income producing Fund.

Schedule of Investments

CCM Capital Appreciation Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 95.3%

Aerospace 3.9%
Boeing Co.	247,420	$16,812
Lockheed Martin Corp.	219,940	13,425
Raytheon Co.	354,300	13,471

		43,708

Building 1.3%
D.R. Horton, Inc. (b)	400,330	14,500

Capital Goods 4.8%
Caterpillar, Inc.	270,120	15,869
Honeywell International, Inc.	341,080	12,790
Ingersoll-Rand Co. Ltd. ‘A’ (b)	353,270	13,506
Textron, Inc.	175,300	12,573

		54,738

Communications 2.5%
NII Holdings, Inc. ‘B’ (a)(b)	185,750	15,686
Sprint Corp.	547,879	13,029

		28,715

Consumer Discretionary 4.9%
Coach, Inc. (a)	357,680	11,217
Home Depot, Inc.	437,770	16,696
Nike, Inc. ‘B’	156,760	12,804
Tiffany & Co.	353,900	14,075

		54,792

Consumer Services 5.6%
Marriott International, Inc. ‘A’	190,050	11,973
McGraw-Hill Cos., Inc.	287,460	13,810
MGM Mirage, Inc. (a)(b)	267,420	11,705
Robert Half International, Inc.	396,360	14,106
Starwood Hotels & Resorts Worldwide, Inc. ‘B’, Unit	212,300	12,137

		63,731

Consumer Staples 2.8%
ConAgra Foods, Inc.	184,810	4,560
Kroger Co. (a)	668,040	13,755
Wm. Wrigley Jr. Co. (b)	183,420	13,184

		31,499

Energy 12.0%
Apache Corp.	152,718	11,487
Baker Hughes, Inc.	188,400	11,244
Burlington Resources, Inc.	162,260	13,195
ConocoPhillips	165,980	11,604
Devon Energy Corp.	183,980	12,628
Halliburton Co. (b)	185,160	12,687
Marathon Oil Corp.	174,610	12,036
Noble Corp.	173,240	11,860
Occidental Petroleum Corp.	132,530	11,322
Peabody Energy Corp.	195,640	16,502
Transocean, Inc. (a)	188,270	11,543

		136,108

Financial & Business Services 16.3%
Allstate Corp.	209,760	11,598
American Express Co.	229,820	13,201
Capital One Financial Corp.	157,980	12,562
CIT Group, Inc.	325,450	14,704
Genworth Financial, Inc. ‘A’	421,240	13,581
Goldman Sachs Group, Inc.	111,980	13,615
Hartford Financial Services Group, Inc. (b)	168,490	13,002
Lehman Brothers Holdings, Inc.	132,520	15,436
Loews Corp.	108,000	9,980
MGIC Investment Corp. (b)	197,040	12,650
PNC Financial Services Group, Inc.	234,490	13,605
ProLogis Group, Inc., REIT	316,530	14,025
Prudential Financial, Inc.	202,940	13,711
Washington Mutual, Inc.	310,750	12,188

		183,858

Healthcare 17.3%
Allergan, Inc. (b)	149,240	13,673
Amgen, Inc. (a)(b)	256,000	20,396
Baxter International, Inc.	330,230	13,166
C.R. Bard, Inc.	203,160	13,415
Express Scripts, Inc. (a)	53,940	3,349
Genentech, Inc. (a)	177,000	14,905
Genzyme Corp. (a)	185,340	13,278
Johnson & Johnson	192,140	12,159
Schering-Plough Corp.	664,770	13,993
St. Jude Medical, Inc. (a)	310,510	14,532
Triad Hospitals, Inc. (a)	320,770	14,521
UnitedHealth Group, Inc. (b)	306,350	17,217
WellPoint, Inc. (a)	226,600	17,181
Wyeth	307,480	14,227

		196,012

Materials & Processing 2.6%
Phelps Dodge Corp.	122,500	15,917
Sherwin-Williams Co.	309,510	13,640

		29,557

Technology 17.4%
Adobe Systems, Inc. (b)	442,860	13,219
Apple Computer, Inc. (a)(b)	317,360	17,014
Autodesk, Inc.	84,330	3,916
Broadcom Corp. ‘A’ (a)	295,150	13,846
Cisco Systems, Inc. (a)	743,740	13,335
Corning, Inc. (a)	680,520	13,154
Emerson Electric Co.	182,400	13,096
Harris Corp. (b)	424,490	17,744
Intel Corp.	542,830	13,381
Microsoft Corp.	746,420	19,205
Motorola, Inc. (b)	572,180	12,640
National Semiconductor Corp.	603,770	15,879
Oracle Corp. (a)	1,032,520	12,793
Texas Instruments, Inc.	516,880	17,522

		196,744

Transportation 1.3%
Burlington Northern Santa Fe Corp.	247,180	14,781

Utilities 2.6%
Duke Energy Corp. (b)	452,940	13,212
TXU Corp.	141,500	15,973

		29,185

Total Common Stock (Cost — $909,934)		1,077,928

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 14.5%

Collateral Invested for Securities on Loan (d) 7.6%
Bavaria TRR Corp.
3.806% due 10/06/2005	$2,000	1,999
3.806% due 10/07/2005	2,000	1,999
Bavaria Universal Funding
3.731% due 10/31/2005	1,000	997
3.929% due 11/28/2005	500	497
Bear Stearns Co., Inc.
4.058% due 11/28/2005	1,000	1,000
Beta Finance, Inc., Series 3
4.005% due 08/01/2006, FRN (c)	2,000	2,000
Canadian Imperial Bank
3.900% due 10/03/2005	5,577	5,577
Citigroup Global Markets, Inc.
4.008% due 10/03/2005	10,000	10,000
Countrywide Bank N.A.
3.828% due 03/15/2006, FRN	13,000	13,000
3.870% due 02/27/2006, FRN	5,000	5,000
Countrywide Home Loans, Inc.,
Series M
3.851% due 11/30/2005, FRN	3,000	3,000
Credit Suisse First Boston
4.068% due 02/27/2006, FRN	4,000	4,003
4.078% due 02/06/2006, FRN	5,000	5,003
Davis Square Funding IV Corp.
3.812% due 10/20/2005	1,500	1,497
Morgan Stanley
3.920% due 02/03/2006, FRN (c)	3,000	3,000
3.997% due 12/06/2005	5,000	5,000
Northern Rock PLC
3.690% due 02/03/2006, FRN (c)	2,000	2,000
Sigma Finance, Inc.
3.716% due 02/15/2006, FRN (c)	5,000	4,999
3.870% due 03/06/2006, FRN (c)	3,000	2,999
4.075% due 01/27/2006, FRN (c)	5,000	5,000
Skandinaviska Enskilda Bank
3.800% due 01/20/2006	4,000	4,000
Tango Finance Corp.
3.980% due 01/11/2006, FRN (c)	3,000	3,001

		85,571

Repurchase Agreement 6.9%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Fannie Mae 4.224% - 5.40% due 10/26/2005 - 6/15/2015 valued at $53,114; and Federal Farm Credit Bank 3.631% due 11/10/2005 valued at $26,666. Repurchase proceeds are $78,237.)	78,215	78,215

Total Short-Term Instruments (Cost — $163,784)		163,786

Total Investments 109.8% (Cost — $1,073,718)		1,241,714
Liabilities in excess of other assets (9.8)%		(111,185)

Net Assets 100.0%		$1,130,529

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-incoming producing.
(b)	All or portion of securities on loan with an aggregate market value of $82,918; cash collateral of $85,567 was received with which the Fund purchased short-term instruments.
(c)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN	- Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.
REIT	- Real Estate Investment Trust
Unit	- More than one class of securities traded together.

Schedule of Investments

CCM Emerging Companies Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 98.8%

Aerospace 1.8%
BE Aerospace, Inc. (a)(b)	710,390	$11,771

Building 1.2%
Champion Enterprises, Inc. (a)	544,850	8,053

Capital Goods 8.7%
Astec Industries, Inc. (a)	270,850	7,690
Barnes Group, Inc.	238,670	8,559
Bucyrus International, Inc. ‘A’ (b)	193,000	9,482
Cascade Corp.	161,280	7,854
Freightcar America, Inc.	188,280	7,678
Layne Christensen Co. (a)(b)	316,000	7,442
Middleby Corp. (a)(b)	116,800	8,468

		57,173

Communications 0.5%
Nutri/System, Inc. (a)	119,820	2,971

Consumer Discretionary 3.8%
Aviall, Inc. (a)(b)	303,480	10,252
Boston Beer Co., Inc. (a)	40,120	1,004
Coldwater Creek, Inc. (a)(b)	260,360	6,566
Genesco, Inc. (a)	196,220	7,307

		25,129

Consumer Services 8.1%
Dover Downs Gaming & Entertainment, Inc.	536,870	7,301
Euronet Worldwide, Inc. (a)(b)	313,500	9,277
Mobile Mini, Inc. (a)	201,250	8,724
SFBC International, Inc. (a)	234,310	10,401
Shuffle Master, Inc. (a)(b)	268,112	7,086
Vail Resorts, Inc. (a)(b)	351,850	10,116

		52,905

Consumer Staples 1.2%
Wild Oats Markets, Inc. (a)(b)	607,370	7,811

Energy 10.7%
Atwood Oceanics, Inc. (a)(b)	108,430	9,131
Dril-Quip, Inc. (a)	188,250	9,036
Energy Partners Ltd. (a)	246,230	7,687
Giant Industries, Inc. (a)	121,390	7,106
Hornbeck Offshore Services, Inc. (a)	251,740	9,221
KCS Energy, Inc. (a)	368,390	10,142
Oil States International, Inc. (a)(b)	251,000	9,114
Remington Oil & Gas Corp. (a)	203,860	8,460

		69,897

Financial & Business Services 19.1%
Capital Trust, Inc. ‘A’, REIT	18,780	604
Capitol Bancorp Ltd.	151,060	4,894
Community Trust BanCorp., Inc. (b)	290,960	9,363
CompuCredit Corp. (a)(b)	198,715	8,827
First Indiana Corp.	207,170	7,058
FPIC Insurance Group, Inc. (a)(b)	274,800	9,890
Greenhill & Co., Inc. (b)	177,450	7,398
Hanmi Financial Corp. (b)	362,910	6,514
LTC Properties, Inc., REIT (b)	452,600	9,595
Marlin Business Services, Inc. (a)	342,890	7,900
Meadowbrook Insurance Group, Inc. (a)	1,141,640	6,393
Prosperity Bancshares, Inc. (b)	237,110	7,173
RAIT Investment Trust, REIT	227,150	6,474
Safety Insurance Group, Inc. (b)	232,140	8,262
State Auto Financial Corp.	247,210	7,822
Taylor Capital Group, Inc.	214,230	8,102
Trammell Crow Co. (a)(b)	335,200	8,273

		124,542

Healthcare 16.9%
Angiodynamics, Inc. (a)	346,380	7,274
Caliper Life Sciences, Inc. (a)	386,089	2,714
Cotherix, Inc. (a)(b)	516,410	7,204
DJ Orthopedics, Inc. (a)	304,820	8,821
Durect Corp. (a)(b)	474,050	3,247
First Horizon Pharmaceutical Corp. (a)(b)	425,500	8,455
Foxhollow Technologies, Inc. (a)(b)	205,890	9,803
Hologic, Inc. (a)(b)	202,640	11,703
Laserscope (a)(b)	227,640	6,415
Lifecell Corp. (a)(b)	461,410	9,980
Palomar Medical Technologies, Inc. (a)(b)	299,610	7,859
Psychiatric Solutions, Inc. (a)(b)	121,450	6,586
SuperGen, Inc. (a)	598,250	3,769
Thoratec Corp. (a)	501,340	8,904
USANA Health Sciences, Inc. (a)(b)	162,690	7,760

		110,494

Materials & Processing 1.3%
AMCOL International Corp.	430,310	8,206

Technology 24.4%
American Science & Engineering, Inc. ‘A’ (a)	127,580	8,368
AMICAS, Inc. (a)	948,650	5,123
Blue Coat Systems, Inc. (a)	180,650	7,855
Cirrus Logic, Inc. (a)	1,044,814	7,930
Computer Programs & Systems, Inc.	307,120	10,608
Entrust, Inc. (a)	1,502,370	8,413
EPIQ Systems, Inc. (a)(b)	418,820	9,139
Genesis Microchip, Inc. (a)	275,550	6,048
Greatbatch, Inc. (a)	185,110	5,079
Kanbay International, Inc. (a)(b)	428,780	8,061
Komag, Inc. (a)(b)	187,100	5,980
Pericom Semiconductor Corp. (a)	832,520	7,359

Redback Networks, Inc. (a)	787,860	7,816
Schawk, Inc. (b)	388,440	7,765
Secure Computing Corp. (a)	567,220	6,438
Serena Software, Inc. (a)	273,960	5,460
Stamps.com, Inc. (a)	362,940	6,246
SYKES Enterprises, Inc. (a)	673,080	8,010
Syntel, Inc.	398,967	7,776
Vasco Data Security International (a)(b)	831,380	7,541
Witness Systems, Inc. (a)(b)	444,340	9,282
Zoran Corp. (a)	232,050	3,318

		159,615

Transportation 1.1%
Gulfmark Offshore, Inc. (a)	215,010	6,938

Total Common Stock (Cost $548,381)		645,505

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 33.8%

Collateral Invested for Securities on Loan (d) 30.2%
Adirondack 2005-1 Corp.
3.812% due 10/26/2005	$20,000	19,945
Bank of America N.A.
4.018% due 10/03/2005	2,000	2,000
Bavaria TRR Corp.
3.806% due 10/06/2005	10,000	9,994
3.806% due 10/07/2005	20,000	19,985
Bavaria Universal Funding
3.731% due 10/31/2005	1,000	997
3.929% due 11/28/2005	1,000	994
Bear Stearns Co., Inc.
4.058% due 10/03/2005	34,000	34,000
Beta Finance, Inc., Series 3
4.005% due 08/01/2006, FRN (c)	2,000	2,000
Canadian Imperial Bank
3.900% due 10/03/2005	3,015	3,015
Citigroup Global Markets, Inc
4.008% due 10/03/2005	32,000	32,000
Countrywide Bank N.A.
3.870% due 02/27/2006, FRN	2,000	2,000
Countrywide Home Loans, Inc.,
Series M
3.851% due 11/30/2005, FRN	2,000	2,000
Credit Suisse First Boston
4.068% due 02/27/2006, FRN	6,000	6,004
4.078% due 02/06/2006, FRN	5,000	5,003
Davis Square Funding III Corp.
3.829% due 10/20/2005	10,000	9,977
Davis Square Funding IV Corp.
3.812% due 10/20/2005	6,000	5,987
Fortis Bank
3.880% due 10/03/2005	7,750	7,750
Lakeside Funding LLC
3.748% due 10/11/2005	2,000	2,000
Morgan Stanley
3.920% due 02/03/2006, FRN	3,000	3,000
3.997% due 12/06/2005	5,000	5,000
Northern Rock PLC
3.690% due 02/03/2006, FRN (c)	2,000	2,000
Ormond Quay Funding LLC
3.829% due 10/21/2005	10,000	9,978
Sigma Finance, Inc.
3.870% due 03/06/2006, FRN (c)	2,000	2,000
4.075% due 01/27/2006, FRN (c)	5,000	5,000
Skandinaviska Enskilda Bank
3.800% due 01/20/2006	3,000	3,000
Tango Finance Corp.
3.980% due 01/11/2006, FRN (c)	2,000	2,001

		197,630

Repurchase Agreement 3.6%

State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Fannie Mae 4.224% due 10/26/2005 valued at $24,033. Repurchase proceeds are $23,567.)	23,560	23,560

Total Short-Term Instruments (Cost — $221,196)		221,190

Total Investments 132.6% (Cost — $769,577)		866,695
Liabilities in excess of other assets (32.6)%		(212,968)

Net Assets 100.0%		$653,727

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or portion of securities on loan with an aggregate market value of $190,359; cash collateral of $197,590 was received with which the Fund purchased short-term instruments.
(c)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN	- Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.
REIT	- Real Estate Investment Trust

Schedule of Investments

CCM Focused Growth Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 95.8%

Aerospace 3.5%
Boeing Co.	1,230	$84
Lockheed Martin Corp.	820	50

		134

Building 2.0%
D.R. Horton, Inc.	2,133	77

Capital Goods 4.0%
Cummins, Inc.	630	55
Joy Global, Inc.	1,960	99

		154

Communications 3.9%
NII Holdings, Inc. ‘B’ (a)	830	70
Sprint Corp.	3,422	81

		151

Consumer Discretionary 5.6%
CVS Corp.	2,330	67
Nordstrom, Inc.	2,000	69
Tiffany & Co.	1,980	79

		215

Consumer Services 4.9%
Boyd Gaming Corp.	1,140	49
MGM Mirage, Inc. (a)	1,080	47
Starwood Hotels & Resorts Worldwide, Inc. ‘B’, Unit	1,600	92

		188

Consumer Staples 2.9%
Church & Dwight Co., Inc.	1,600	59
PepsiCo, Inc.	900	51

		110

Energy 13.1%
Baker Hughes, Inc.	930	56
Diamond Offshore Drilling, Inc.	640	39
EOG Resources, Inc.	800	60
Grant Prideco, Inc. (a)	2,590	105
Patterson-UTI Energy, Inc.	2,530	91
Peabody Energy Corp.	1,350	114
Rowan Cos., Inc.	1,040	37

		502

Financial & Business Services 6.9%
Genworth Financial, Inc. ‘A’	2,220	72
Goldman Sachs Group, Inc.	470	57
Lehman Brothers Holdings, Inc.	540	63
St. Joe Co.	580	36
Unitrin, Inc.	740	35

		263

Healthcare 14.4%
Allergan, Inc.	820	75
Celgene Corp. (a)	1,200	65
Coventry Health Care, Inc. (a)	1,200	103
Gilead Sciences, Inc. (a)	1,680	82
Invitrogen Corp. (a)	1,100	83
Johnson & Johnson	1,200	76
Schering-Plough Corp.	3,200	68

		552

Materials & Processing 3.4%
Phelps Dodge Corp.	1,000	130

Technology 27.7%
Agere Systems, Inc. (a)	3,550	37
Ametek, Inc.	1,770	76
Apple Computer, Inc. (a)	1,090	58
Broadcom Corp. ‘A’ (a)	1,610	76
Cisco Systems, Inc. (a)	3,800	68
Compuware Corp. (a)	3,990	38
Corning, Inc. (a)	3,000	58
Emerson Electric Co.	1,000	72
Fiserv, Inc. (a)	840	39
Harris Corp.	2,720	114
Microsoft Corp.	3,810	98
Monster Worldwide, Inc. (a)	1,760	54
Motorola, Inc.	3,460	76
National Semiconductor Corp.	3,000	79
Texas Instruments, Inc.	1,900	64
WebMD Corp. (a)	5,120	57

		1,064

Transportation 1.6%
Norfolk Southern Corp.	1,480	60

Utilities 1.9%
TXU Corp.	650	73

Total Common Stock (Cost — $3,026)		3,673

	Principal Amount (000s)
SHORT-TERM INSTRUMENT 3.4%

Repurchase Agreement 3.4%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 4.125% due 11/18/2009 valued at $135. Repurchase proceeds are $132.)	$132	132

Total Short-Term Instrument (Cost — $132)		132

Total Investments 99.2% (Cost — $3,158)		3,805
Other assets less liabilities 0.8%		29

Net Assets 100.0%		$3,834

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

Unit - More than one class of securities traded together.

Schedule of Investments

CCM Mid-Cap Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 96.2%

Aerospace 2.3%
Goodrich Corp.	294,820	$13,072
Rockwell Collins, Inc.	270,170	13,055

		26,127

Building 1.1%
Pulte Homes, Inc.	283,280	12,158

Capital Goods 3.8%
Goodyear Tire & Rubber Co. (a)(b)	771,770	12,032
ITT Industries, Inc.	135,570	15,401
Joy Global, Inc.	337,720	17,041

		44,474

Communications 2.7%
NII Holdings, Inc. ‘B’ (a)(b)	212,330	17,931
West Corp. (a)	365,320	13,660

		31,591

Consumer Discretionary 10.6%
Chico’s FAS, Inc. (a)(b)	359,150	13,217
Coach, Inc. (a)	388,924	12,197
HNI Corp.	238,310	14,351
Ingram Micro, Inc. ‘A’ (a)	730,070	13,535
Nordstrom, Inc.	368,520	12,648
Office Depot, Inc. (a)(b)	480,230	14,263
Oshkosh Truck Corp. ‘B’	336,770	14,535
Tiffany & Co.	360,840	14,350
Urban Outfitters, Inc. (a)(b)	475,740	13,987

		123,083

Consumer Services 7.0%
Boyd Gaming Corp.	342,280	14,759
Choice Hotels International, Inc.	202,810	13,110
Getty Images, Inc. (a)(b)	174,560	15,019
Hilton Hotels Corp.	559,200	12,481
R.R. Donnelley & Sons Co.	388,680	14,408
Station Casinos, Inc.	165,680	10,995

		80,772

Consumer Staples 3.3%
Church & Dwight Co., Inc.	298,610	11,031
Pilgrim’s Pride Corp. (b)	420,920	15,321
Reynolds American, Inc. (b)	148,130	12,298

		38,650

Energy 10.8%
Amerada Hess Corp. (b)	105,580	14,517
ENSCO International, Inc.	305,900	14,252
EOG Resources, Inc. (b)	182,730	13,686
Grant Prideco, Inc. (a)	358,060	14,555
Massey Energy Co. (b)	249,040	12,719
National-Oilwell Varco, Inc. (a)	225,610	14,845
Newfield Exploration Co. (a)	270,890	13,301
Noble Energy, Inc.	296,250	13,894
Tesoro Corp.	207,640	13,962

		125,731

Environmental Services 1.1%
Republic Services, Inc.	346,610	12,232

Financial & Business Services 15.0%
AG Edwards, Inc.	299,710	13,130
Allmerica Financial Corp. (a)	326,350	13,426
AmeriCredit Corp. (a)(b)	497,070	11,865
AON Corp.	440,090	14,118
Bear Stearns Cos., Inc.	125,000	13,719
CB Richard Ellis Group, Inc. ‘A’ (a)	294,350	14,482
CIT Group, Inc.	320,300	14,471
Comerica, Inc.	220,520	12,989
HCC Insurance Holdings, Inc. (b)	479,220	13,672
Host Marriot Corp., REIT (b)	298,630	5,047
Radian Group, Inc.	261,460	13,884
T. Rowe Price Group, Inc.	208,680	13,627
Trizec Properties, Inc., REIT (b)	561,550	12,949
Unitrin, Inc.	146,700	6,962

		174,341

Healthcare 12.1%
C.R. Bard, Inc.	163,290	10,782
Community Health Systems, Inc. (a)(b)	320,760	12,449
Endo Pharmaceuticals Holdings, Inc. (a)	472,950	12,614
Express Scripts, Inc. (a)	55,400	3,440
Health Net, Inc. (a)	362,710	17,163
Hospira, Inc. (a)	335,460	13,744
Humana, Inc. (a)	314,260	15,047
Invitrogen Corp. (a)(b)	155,950	11,732
Protein Design Labs, Inc. (a)(b)	618,380	17,314
Sepracor, Inc. (a)(b)	206,770	12,197
Varian Medical Systems, Inc. (a)(b)	357,270	14,116

		140,598

Materials & Processing 4.1%
Florida Rock Industries, Inc. (b)	291,695	18,695
Phelps Dodge Corp.	102,270	13,288
Precision Castparts Corp.	300,400	15,951

		47,934

Technology 16.1%
Activision, Inc. (a)	791,100	16,178
Adtran, Inc.	452,160	14,243
Ametek, Inc. (b)	342,230	14,705
Avnet, Inc. (a)(b)	553,530	13,534
Broadcom Corp. ‘A’ (a)	316,330	14,839
Cognizant Technology Solutions Corp. ‘A’ (a)	309,760	14,432
Comverse Technology, Inc. (a)	458,230	12,038
Harris Corp. (b)	413,920	17,302
Macromedia, Inc. (a)	311,190	12,656
Microchip Technology, Inc.	424,690	12,792
National Semiconductor Corp.	599,970	15,779
Tellabs, Inc. (a)	1,363,750	14,347
WebMD Corp. (a)(b)	1,246,800	13,814

		186,659

Transportation 1.3%
Norfolk Southern Corp.	356,720	14,468

Utilities 4.9%
AGL Resources, Inc.	337,970	12,542
NRG Energy, Inc. (a)(b)	355,140	15,129
Oneok, Inc. (b)	411,300	13,993
PPL Corp. (b)	478,260	15,462

		57,126

Total Common Stock (Cost — $935,123)		1,115,944

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 22.3%

Collateral Invested for Securities on Loan (d) 18.8%
Adirondack 2005-1 Corp.
3.812% due 10/26/2005	$20,000	19,945
Bank of America N.A.
4.018% due 10/03/2005	10,000	10,000
Bavaria TRR Corp.
3.806% due 10/06/2005	2,000	1,999
3.806% due 10/07/2005	3,000	2,998
3.825% due 10/11/2005	7,000	6,992
Bavaria Universal Funding
3.731% due 10/31/2005	1,000	997
3.929% due 11/28/2005	2,000	1,987
Bear Stearns Co., Inc.
4.058% due 10/03/2005	41,000	41,000
Beta Finance, Inc., Series 3
4.005% due 08/01/2006, FRN (c)	2,000	2,000
Canadian Imperial Bank
3.900% due 10/03/2005	8,375	8,375
Citigroup Global Markets, Inc.
4.008% due 10/03/2005	38,000	38,000
Countrywide Bank N.A.
3.828% due 03/15/2006, FRN	12,000	12,000
3.870% due 02/27/2006, FRN	2,000	2,000
Credit Suisse First Boston
4.068% due 02/27/2006, FRN	5,000	5,003
4.078% due 02/06/2006, FRN	5,000	5,004
Davis Square Funding III Corp.
3.829% due 10/20/2005	10,000	9,977
Davis Square Funding IV Corp.
3.812% due 10/20/2005	7,000	6,985
Fortis Bank
3.880% due 10/03/2005	15,000	15,000
Lakeside Funding LLC
3.748% due 10/11/2005	2,000	2,000
Morgan Stanley
3.920% due 02/03/2006, FRN	3,000	3,000
3.997% due 12/06/2005	5,000	5,000
Northern Rock PLC
3.690% due 02/03/2006, FRN (c)	2,000	2,000
Ormond Quay Funding LLC
3.829% due 10/21/2005	10,000	9,978
Sigma Finance, Inc.
3.870% due 03/06/2006, FRN (c)	3,000	2,999
Skandinaviska Enskilda Banken AB
3.800% due 01/20/2006	3,000	3,000

		218,239

Repurchase Agreement 3.5%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 4.296% due 09/19/2006 valued at $40,646. Repurchase proceeds are $39,860.)	39,849	39,849

Total Short-Term Instruments (Cost — $258,092)		258,088

Total Investments 118.5% (Cost $1,193,215)		1,374,032
Liabilities in excess of other assets (18.5)%		(214,488)

Net Assets 100.0%		$1,159,544

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or portion of securities on loan with an aggregate market value of $211,837; cash collateral of $218,211 was received with which the Fund purchased short-term instruments.
(c)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.

REIT - Real Estate Investment Trust

Schedule of Investments

NACM Flex-Cap Value Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 88.7%

Aerospace 1.1%
AAR Corp. (a)	27,300	$469

Capital Goods 8.0%
3M Co.	13,600	998
Dycom Industries, Inc. (a)	20,900	423
ESCO Technologies, Inc. (a)	8,600	431
General Electric Co.	29,300	986
Textron, Inc.	7,700	552

		3,390

Communications 3.4%
SBC Communications, Inc. (d)	26,400	633
Verizon Communications, Inc.	24,600	804

		1,437

Consumer Discretionary 1.4%
Charming Shoppes, Inc. (a)	35,500	379
Federated Department Stores, Inc.	3,100	207

		586

Consumer Services 7.4%
Barrett Business Services, Inc. (a)	23,800	544
Comcast Corp. ‘A’ (a)(d)	21,000	617
Liberty Global, Inc. (a)	11,800	304
Liberty Global, Inc. ‘A’ (a)	11,800	320
Time Warner, Inc.	44,300	802
Viacom, Inc. ‘B’	16,700	551

		3,138

Consumer Staples 3.2%
Altria Group, Inc.	9,300	686
PepsiCo, Inc.	11,400	646

		1,332

Energy 17.9%
ChevronTexaco Corp.	15,000	971
CNX Gas Corp. (a)(b)	100,000	2,050
ConocoPhillips	11,200	783
Exxon Mobil Corp.	43,100	2,738
Freescale Semiconductor, Inc. ‘B’ (a)(d)	16,700	394
Marathon Oil Corp.	9,300	641

		7,577

Financial & Business Services 25.0%
American Express Co.	11,500	661
American International Group, Inc. (d)	15,700	973
Bank of America Corp.	29,398	1,238
Bank of New York Co., Inc.	21,800	641
Citigroup, Inc.	39,700	1,807
City National Corp.	6,300	442
Goldman Sachs Group, Inc. (d)	4,500	547
JPMorgan Chase & Co.	23,500	797
JER Investment Trust, Inc. (b)(c)	4,900	88
KKR Financial Corp., REIT	4,150	92
Morgan Stanley	8,600	464
Newcastle Investment Corp., REIT	5,600	156
North Fork Bancorp., Inc.	19,000	485
U.S. Bancorp	20,700	581
Washington Mutual, Inc.	19,300	757
Wells Fargo & Co.	14,100	826

		10,555

Healthcare 6.0%
CV Therapeutics, Inc. (a)(d)	15,200	407
Nektar Therapeutics, Inc. (a)(d)	24,200	410
Pfizer, Inc.	50,800	1,268
WellPoint, Inc. (a)	6,200	470

		2,555

Materials & Processing 3.6%
Alcan, Inc.	15,900	505
Dow Chemical Co.	14,600	608
Smurfit-Stone Container Corp. (a)	37,600	390

		1,503

Technology 10.0%
3Com Corp. (a)	115,000	469
ATI Technologies, Inc. (a)	34,700	484
Intel Corp.	15,900	392
International Business Machines Corp.	11,500	922
Microsoft Corp.	34,300	883
Texas Instruments, Inc.	16,000	542
TIBCO Software, Inc. (a)	63,600	532

		4,224

Utilities 1.7%
Cinergy Corp.	5,000	222
NRG Energy, Inc. (a)(d)	11,200	477

		699

Total Common Stock (Cost — $35,662)		37,465

EXCHANGE-TRADED FUNDS 3.9%
iShares Russell 1000 Value Index Fund (Cost — $1,601)	23,900	1,645

	Principal Amount (000s)	Value
SHORT-TERM INSTRUMENTS 16.1%

Collateral Invested for Securities on Loan (e) 8.8%
Adirondack 2005-1 Corp.
3.812% due 10/26/2005	$500	499
Bavaria TRR Corp.
3.806% due 10/06/2005	500	500
3.806% due 10/07/2005	250	250
Bavaria Universal Funding
3.929% due 11/28/2005	500	497
Canadian Imperial Bank
3.900% due 10/03/2005	1,222	1,222
Davis Square Funding IV Corp.
3.812% due 10/20/2005	500	499
Ormond Quay Funding LLC
3.828% due 10/21/2005	250	249

		3,716

Repurchase Agreement 7.3%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.750% due 8/03/2015 valued at $3,175. Repurchase proceeds are $3,109.)	3,108	3,108

Total Short-Term Instruments (Cost — $6,824)		6,824

Total Investments 108.7% (Cost — $44,087)		45,934
Liabilities in excess of other assets (8.7)%		(3,692)

Net Assets 100.0%		$42,242

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise noted, these securities are not to be considered illiquid.
(c)	Fair valued.
(d)	All or portion of securities on loan with an aggregate market value of $3,605; cash collateral of $3,714 was received with which the Fund purchased short-term instruments.
(e)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

REIT - Real Estate Investment Trust

Schedule of Investments

NACM Global Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 95.3%

Bermuda 2.5%
Bunge Ltd.	2,200	$116
Jardine Matheson Holdings Ltd.	6,400	109
Nabors Industries Ltd. (a)	2,600	187

		412

Cayman Islands 0.8%
Hutchison Telecommunications International Ltd. (a)	93,000	135

China 3.3%
Bio-Treat Technology Ltd.	171,000	105
Cheung Kong Ltd.	12,000	136
Foxconn International Holdings Ltd. (a)	166,000	181
Hopewell Holdings Ltd.	48,000	127

		549

France 3.7%
Pinault-Printemps-Redoute S.A.	1,310	138
Publicis Groupe S.A.	4,926	157
Sanofi-Aventis S.A.	2,609	216
Veolia Environnement S.A.	2,592	109

		620

Germany 3.5%
BASF AG	1,491	112
Bayerische Hypo-und Vereinsbank AG (a)	5,563	157
Hypo Real Estate Holding AG	3,811	193
Stada Arzneimittel AG	3,415	122

		584

Greece 0.7%
Coca Cola Hellenic Bottling Co., S.A.	3,900	113

Hong Kong 1.4%
AAC Acoustic Technology Holdings, Inc. (a)	226,000	121
Wheelock & Co. Ltd.	64,000	114

		235

Indonesia 0.7%
PT Indosat Tbk	229,000	116

Ireland 1.1%
CRH PLC	7,027	190

Israel 1.8%
Israel Chemicals Ltd.	33,777	133
Teva Pharmaceutical Industries Ltd. ADR	4,900	164

		297

Italy 0.9%
Luxottica Group S.p.A.	6,124	153

Japan 12.7%
Fuji Fire & Marine Insurance Ltd.	43,000	165
Gigas K’s Denki Corp.	4,500	114
Hakuhodo DY Holdings, Inc.	1,700	113
Hokuhoku Financial Group, Inc.	43,000	163
Japan Tobacco, Inc.	10	158
JSR Corp.	7,300	152
Mitsubishi Tokyo Financial Group, Inc.	26	340
Nippon Electric Glass Co. Ltd.	9,000	163
Nitori Co. Ltd.	1,900	159
Nomura Holdings, Inc.	11,600	181
Point, Inc.	1,600	82
Teijin Ltd.	27,000	158
Tokyo Electron Ltd.	3,300	177

		2,125

Malaysia 1.5%
Astro All Asia Networks PLC	80,800	122
Commerce Asset-Holding, Inc.	83,200	124

		246

Netherlands 2.4%
ASML Holding NV (a)	8,294	137
Koninklijke (Royal) Philips Electronics NV	5,062	135
Royal Numico NV (a)	2,904	127

		399

Singapore 1.4%
ASE Test Ltd. (a)	17,800	112
Starhub Ltd.	110,000	131

		243

South Korea 1.7%
Kookmin Bank ADR	2,600	154
Samsung Electronics Co. Ltd.	242	137

		291

Spain 0.8%
Abengoa S.A.	7,478	132

Sweden 0.9%
Atlas Copco AB ‘A’	7,400	143

Switzerland 3.7%
Roche Holdings AG - Genusschein	1,206	168
STMicroelectronics NV	7,838	135
UBS AG	3,622	309

		612
Thailand 1.4%
Siam Cements Public Co. Ltd.	22,000	137
True Corp. PLC (a)	460,200	99

		236

United Kingdom 3.5%
ARM Holdings PLC	98,815	205
Bodycote International PLC	18,137	69

IG Group Holdings PLC (a)	56,565	173
Man Group PLC	4,691	137

		584

United States 44.9%
Allscripts Healthcare Solutions, Inc. (a)	5,500	99
American Healthways, Inc. (a)	3,000	127
American International Group, Inc.	4,200	260
Amgen, Inc. (a)	2,700	215
Ansys, Inc. (a)	4,000	154
Boeing Co.	2,700	183
Central Garden and Pet Co. (a)	2,200	99
Chicago Bridge & Iron Co. NV	4,100	127
Comcast Corp. ‘A’ (a)	3,900	115
ConocoPhillips	3,700	259
Countrywide Financial Corp.	3,900	129
Dresser-Rand Group, Inc. (a)	4,300	106
Eli Lilly & Co.	2,900	155
EMC Corp. (a)	9,800	127
Exxon Mobil Corp.	6,600	419
Federated Department Stores, Inc.	2,500	167
Fortune Brands, Inc.	2,000	163
Freescale Semiconductor, Inc. ‘B’ (a)	7,928	187
International Business Machines Corp.	2,500	201
ITT Industries, Inc.	2,100	239
Kinetic Concepts, Inc. (a)	1,600	91
Lafarge North America, Inc.	2,100	142
Marathon Oil Corp.	2,200	152
Microsoft Corp.	13,600	350
Morgan Stanley Dean Witter & Co.	3,300	178
News Corp. ‘B’	11,200	185
Nordstrom, Inc.	2,500	86
Occidental Petroleum Corp.	1,400	120
PepsiCo, Inc.	3,000	170
Pike Electric Corp. (a)	6,000	112
Praxair, Inc.	3,500	168
QUALCOMM, Inc.	4,300	192
Quiksilver, Inc. (a)	13,600	196
Stericycle, Inc. (a)	2,200	126
Symantec Corp. (a)	9,900	224
Syneron Medical Ltd. (a)	3,200	117
Synthes, Inc.	1,244	146
Texas Instruments, Inc.	5,000	170
TIBCO Software, Inc. (a)	18,100	151
Transocean, Inc. (a)	2,800	172
United Technologies Corp.	2,900	150
Wal-Mart Stores, Inc.	3,000	131
Williams Cos., Inc.	6,697	168
XTO Energy, Inc.	2,100	95
Yahoo!, Inc. (a)	5,000	169

		7,492

Total Common Stock (Cost — $14,230)		15,907

	Units
WARRANTS 0.7%

Bahamas 0.7%
Credit Suisse First Boston, Expires 9/15/2006 (a)	319,000	115

Total Warrants (Cost — $112)

	Shares
PREFERRED STOCK 1.2%

Germany 1.2%
Hugo Boss AG, 3.09%	3,871	135
Porsche AG, 0.66%	96	74

Total Preferred Stock (Cost — $184)		209

	Principal Amount (000s)

SHORT-TERM INSTRUMENT 4.1%

Repurchase Agreement 4.1%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.750% due 8/03/2015 valued at $702. Repurchase proceeds are $686.)	$686	686

Total Investments 101.3% (Cost — $15,212)		16,917
Liabilities in excess of other assets (1.3)%		(219)

Net Assets 100.0%		$16,698

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR - American Depositary Receipt

Schedule of Investments

NACM Growth Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 99.0%

Aerospace 4.2%
Boeing Co.	600	$41
Lockheed Martin Corp.	1,200	73
Raytheon Co.	1,200	46

		160

Building 1.3%
KB Home	700	51

Capital Goods 2.9%
General Electric Co.	3,200	108

Communications 1.0%
Verizon Communications, Inc.	1,200	39

Consumer Discretionary 8.3%
Advance Auto Parts, Inc. (a)	1,200	46
American Eagle Outfitters, Inc.	1,100	26
Darden Restaurants, Inc.	1,000	30
Federated Department Stores, Inc.	600	40
Gap, Inc.	2,400	42
Newell Rubbermaid, Inc.	1,600	36
Target Corp.	1,000	52
V.F. Corp.	700	41

		313

Consumer Services 6.2%
Cendant Corp.	2,100	43
McKesson Corp.	1,300	62
Sirius Satellite Radio, Inc. (a)	2,500	17
Viacom, Inc. ‘B’	1,600	53
Walt Disney Co.	2,500	60

		235

Consumer Staples 6.0%
Archer-Daniels-Midland Co.	2,800	69
Coca-Cola Enterprises, Inc.	2,200	43
Gillette Co.	400	23
Kraft Foods, Inc. ‘A’	700	21
Monsanto Co.	900	57
Whole Foods Market, Inc.	100	13

		226

Energy 8.2%
ConocoPhillips	700	49
Devon Energy Corp.	600	41
Diamond Offshore Drilling, Inc.	1,400	86
Helmerich & Payne, Inc.	600	36
Pride International, Inc. (a)	1,900	54
Transocean, Inc. (a)	700	43

		309

Financial & Business Services 2.3%
ACE Ltd.	1,100	52
Chubb Corp.	400	36

		88

Healthcare 19.1%
Abbott Laboratories	800	34
Aetna, Inc.	900	77
Alcon, Inc.	200	26
Amgen, Inc. (a)	1,300	104
Becton Dickinson & Co.	900	47
Cardinal Health, Inc.	500	32
Covance, Inc. (a)	600	29
Guidant Corp.	300	21
Humana, Inc. (a)	1,300	62
Johnson & Johnson	1,600	101
Kos Pharmaceuticals, Inc. (a)	600	40
UnitedHealth Group, Inc.	1,900	107
WellPoint, Inc. (a)	600	45

		725

Materials & Processing 2.8%
Eastman Chemical Co.	900	42
Georgia-Pacific Corp.	1,200	41
PPG Industries, Inc.	400	24

		107

Technology 28.9%
Apple Computer, Inc. (a)	900	48
Autodesk, Inc.	1,300	60
Broadcom Corp. ‘A’ (a)	500	23
CheckFree Corp. (a)	700	27
Cisco Systems, Inc. (a)	2,500	45
Computer Sciences Corp. (a)	1,100	52
Corning, Inc. (a)	3,600	70
Dell, Inc. (a)	2,800	96
Electronic Data Systems Corp.	1,500	34
EMC Corp. (a)	2,300	30
Emerson Electric Co.	800	57
Intel Corp.	6,200	153
International Business Machines Corp.	1,300	104
LSI Logic Corp. (a)	3,800	37
Microsoft Corp.	1,600	41
Motorola, Inc.	900	20
National Semiconductor Corp.	1,700	45
NVIDIA Corp. (a)	1,000	34
Oracle Corp. (a)	6,000	74
Texas Instruments, Inc.	700	24
VeriSign, Inc. (a)	900	19

		1,093

Transportation 5.7%
Burlington Northern Santa Fe Corp.	1,000	60
CNF, Inc.	1,100	58
CSX Corp.	1,300	60
Laidlaw International, Inc.	1,600	39

		217

Utilities 2.1%
TXU Corp.	700	79

Total Common Stock (Cost — $3,521)		3,750

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.8%

Repurchase Agreement 0.8%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.750% due 8/03/2015 valued at $35. Repurchase proceeds are $31.)	$31	31

Total Investments 99.8% (Cost — $3,552)		3,781
Other assets less liabilities 0.2%		8

Net Assets 100.0%		$3,789

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

NACM International Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 95.8%

Australia 2.1%
BHP Billiton Ltd.	30,100	$513
Macquarie Airports, Unit	338,000	848
Rio Tinto Ltd.	9,200	415
Seven Network Ltd.	33,300	222

		1,998

Austria 1.4%
OMV AG	13,209	784
Voestalpine AG	6,300	555

		1,339

Belgium 2.8%
Compagnie Maritime Belge S.A.	5,867	204
Fortis Group, Unit	35,100	1,019
KBC Groep NV	17,600	1,427

		2,650

China 0.2%
Hopewell Holdings Ltd.	81,000	215

Finland 0.7%
Rautaruukki Oyj	28,200	632

France 14.4%
BNP Paribas	15,400	1,172
Compagnie Generale des Etablissements Michelin, ‘B’	3,700	218
Credit Agricole S.A.	27,500	807
Eiffage S.A.	1,750	164
France Telecom S.A.	7,500	216
Neopost S.A.	3,100	300
Pernod-Ricard S.A.	9,269	1,635
Peugeot S.A.	24,800	1,690
Renault S.A.	18,437	1,753
Sanofi-Aventis	9,800	812
Societe Generale	10,211	1,167
Total S.A.	7,293	1,985
Vallourec	3,200	1,558

		13,477

Germany 2.6%
Continental AG	4,500	371
Deutsche Bank AG	4,700	439
Deutsche Telekom AG	6,600	120
Hannover Rueckversicherung AG	21,700	751
RWE AG	5,800	384
Salzgitter AG	7,400	367

		2,432

Greece 0.8%
National Bank of Greece S.A.	17,700	703

Hong Kong 0.8%
Hang Lung Group Ltd.	88,000	170
Orient Overseas International Ltd.	87,300	326
TPV Technology Ltd.	292,000	219

		715

Ireland 0.1%
Fyffes PLC	41,600	127

Italy 4.8%
Banca Intesa S.p.A.	133,300	622
Banche Popolari Unite S.c.r.l.	75,300	1,530
Capitalia S.p.A.	196,800	1,078
ERG S.p.A.	43,700	1,207

		4,437

Japan 29.0%
Bridgestone Corp.	3,000	65
Canon, Inc.	27,900	1,514
Daido Steel Co., Ltd.	69,000	445
Daihatsu Motor Co., Ltd.	15,000	154
Hitachi Metals Ltd.	44,000	427
Honda Motor Co. Ltd.	40,400	2,297
Horiba Ltd.	9,000	217
Ibiden Co., Ltd.	38,400	1,608
Itochu Corp.	40,000	276
Japan Tobacco, Inc.	127	2,005
JFE Holdings, Inc.	2,900	95
Mazda Motor Corp.	119,000	525
Mitsubishi Corp.	103,000	2,038
Mitsui & Co. Ltd.	75,000	942
Mitsui OSK Lines Ltd.	37,000	297
Mitsui Trust Holdings, Inc.	29,000	404
NGK Spark Plug Co. Ltd.	81,000	1,179
Nippon Electric Glass Co. Ltd.	60,000	1,089
Nippon Steel Corp.	457,000	1,720
Nippon Yusen KK	242,000	1,627
Nisshin Steel Co. Ltd.	65,000	225
Sanyo Shinpan Finance Co. Ltd.	1,900	155
Sumitomo Corp.	92,000	977
Sumitomo Metal Industries Ltd.	655,000	2,305
Takeda Pharmaceutical Co. Ltd.	6,132	367
TDK Corp.	4,600	330
Teijin Ltd.	110,000	642
Tokyo Electron Ltd.	23,800	1,275
Toyota Motor Corp.	14,725	679
Yamaha Motor Co. Ltd.	58,000	1,202

		27,081

Luxembourg 0.1%
Arcelor S.A.	3,300	77

Netherlands 2.2%
Fortis	22,800	660
ING Groep NV	11,700	349
Royal Dutch Shell PLC, ‘B’	29,000	1,001

		2,010

Singapore 1.4%
Cosco Corp. Singapore Ltd.	347,000	522
Jardine Cycle & Carriage Ltd.	37,000	244
SembCorp Marine Ltd.	159,000	282
Starhub Ltd.	171,000	204

		1,252

Spain 2.8%
ACS Actividades Construcciones y Servicios S.A.	24,300	709
Banco Bilbao Vizcaya Argentaria S.A.	51,200	899
Banco Santander Central Hispano S.A.	18,351	242
Repsol YPF S.A.	8,800	284
Telefonica S.A.	29,028	476

		2,610

Sweden 4.5%
Lundin Petroleum AB (a)	44,000	555
NCC AB, ‘B’	20,400	389
Skandinaviska Enskilda Banken AB, ‘B’	37,400	686
Ssab Svenskt Stal AB, Ser. A	29,140	883
Telefonaktiebolaget LM Ericsson, ‘B’	161,200	593
Volvo AB, ‘B’	24,700	1,078

		4,184

Switzerland 5.8%
Credit Suisse Group	28,200	1,251
Nestle S.A.	472	139
Novartis AG	17,100	870
Sulzer AG	563	286
Swiss Reinsurance	3,600	237
Syngenta AG (a)	6,300	661
UBS AG	18,543	1,580
Zurich Financial Services AG (a)	2,428	414

		5,438

United Kingdom 19.3%
3i Group PLC	70,400	973
AstraZeneca PLC	22,219	1,038
Aviva PLC	22,440	247
BAE Systems PLC	105,100	638
Barclays PLC	7,805	79
Barratt Developments PLC	80,200	1,073
BHP Billiton PLC	107,800	1,742
BP PLC	129,801	1,533
Enterprise Inns PLC	40,500	602
First Choice Holidays PLC	178,200	666
GlaxoSmithKline PLC	53,526	1,365
HBOS PLC	36,988	558
Imperial Tobacco Group PLC	6,400	184
Inchcape PLC	2,900	112
Old Mutual PLC	436,600	1,070
Persimmon PLC	11,400	173
Rio Tinto PLC	32,900	1,348
Rolls-Royce Group PLC (a)	25,773	170
Royal Bank of Scotland Group PLC	25,200	716
SABMiller PLC	6,400	124
Scottish & Southern Energy PLC	5,500	100
Vodafone Group PLC	1,085,741	2,825
Wimpey George PLC	90,800	686

		18,022

Total Common Stock (Cost — $78,157)		89,399

	Principal Amount (000s)
SHORT-TERM INSTRUMENT 3.7%

Repurchase Agreement 3.7%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.750% due 8/03/2015 valued at $3,556. Repurchase proceeds are $3,484.)	$3,483	3,483

Total Short-Term Instrument (Cost — $3,483)		3,483

Total Investments 99.5% (Cost — $81,640)		92,882
Other assets less liabilities 0.5%		457

Net Assets 100.0%		$93,339

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

Glossary:

Unit - More than one class of securites traded together.

Schedule of Investments

NACM Pacific Rim Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 92.6%

Australia 6.7%
AMP Bank Ltd.	118,104	$672
Babcock & Brown Infrastructure Group, Unit	344,722	475
BHP Billiton Ltd.	81,773	1,395
Foster’s Group Ltd.	108,275	481
Macquarie Infrastructure Group, Unit	157,471	482
Rio Tinto Ltd.	23,195	1,047
Westpac Capital Corp.	14,271	230

		4,782

Cayman Islands 1.0%
Hutchison Telecommunications International Ltd. (a)	502,000	728

China 1.0%
Foxconn International Holdings Ltd. (a)	364,000	396
Jiangsu Expressway Co. Ltd.	556,000	332

		728

Hong Kong 1.8%
China Shenhua Energy Co. Ltd. ‘H’ (a)	346,900	407
Dickson Concepts Ltd.	46,530	77
Hong Kong Exchange & Clearing Ltd.	102,000	351
Shangri-La Asia Ltd.	263,150	426

		1,261

India 0.5%
Satyam Computer Services Ltd. ADR	11,000	332

Japan 71.0%
Advantest Corp.	9,000	704
Amada Co. Ltd.	85,000	682
E*Trade Securities Co. Ltd.	257	1,137
Haseko Corp. (a)	414,000	1,285
Hitachi Construction Machinery Co. Ltd.	48,700	936
Hoosiers Corp.	84	326
JAFCO Co. Ltd.	28,800	1,896
Japan Steel Works Ltd.	396,000	1,479
JGC Corp.	53,000	974
Kawasaki Heavy Industries Ltd.	325,000	825
KK DaVinci Advisors (a)	295	1,125
Komatsu Electronic Metals Co., Ltd.	70,700	664
Komeri Co. Ltd.	19,000	620
livedoor Co. Ltd. (a)	231,142	913
Marubeni Corp.	327,000	1,527
Mitsubishi Heavy Industries Ltd.	199,000	707
Mitsubishi Tokyo Financial Group, Inc.	341	4,465
Mitsui & Co. Ltd.	118,000	1,482
Mitsui Fudosan Co. Ltd.	25,000	378
Mizuho Financial Group, Inc.	394	2,519
Murata Manufacturing Co. Ltd.	12,100	679
Nikon Corp.	31,000	393
Nippon Electric Glass Co. Ltd.	37,000	671
Nishi-Nippon City Bank Ltd.	122,000	607
Nissan Motor Co. Ltd.	84,000	966
Nomura Holdings, Inc.	54,300	845
NTT DoCoMo, Inc.	430	770
Orient Corp. (a)	369,000	1,689
Orix Corp.	4,300	779
Sanyo Special Steel Co. Ltd.	102,000	512
Sega Sammy Holdings, Inc.	30,000	1,176
Sumitomo Metal Industries Ltd.	196,000	690
Sumitomo Mitsui Financial Group, Inc.	189	1,789
Sumitomo Trust & Banking Co. Ltd.	179,000	1,481
T & D Holdings, Inc.	12,850	769
Taiheiyo Cement Corp.	354,000	1,328
Takeda Pharmaceutical Co. Ltd.	12,700	760
Takeuchi Manufacturing Co. Ltd.	7,600	475
THK Co. Ltd.	27,200	681
Toho Tenax Co. Ltd. (a)	170,000	684
Toho Titanium Co. Ltd.	16,900	1,013
Tokuyama Corp.	141,000	1,387
Tokyo Electron Ltd.	11,900	637
Tokyu Land Corp.	256,000	1,659
Toyota Motor Corp.	61,000	2,815
Yamada Denki Co. Ltd.	11,300	860

		50,759

Malaysia 0.5%
MK Land Holdings BHD	1,542,300	367

Singapore 2.0%
ASE Test Ltd. (a)	55,600	349
Singapore Exchange Ltd.	511,000	763
STATS ChipPAC Ltd. (a)	527,000	324

		1,436

South Korea 4.7%
Cheil Industries, Inc.	15,920	343
Daishin Securities Co. Ltd.	47,190	786
Hyundai Engineering & Construction Co. Ltd. (a)	19,380	612
NHN Corp. (a)	5,022	855
Samsung Electronics Co. Ltd.	406	230
Shinhan Financial Group Co. Ltd.	14,590	509

		3,335

Taiwan 3.0%
AU Optronics Corp. ADR	22,294	289
Catcher Technology Co. Ltd.	97,000	703
E. Sun Financial Holding Co. Ltd.	20,550	14
Eva Airways Corp.	8	—	(e)
King Yuan Electronics Co. Ltd.	491,000	368
Lite-On Technology Corp.	10,260	11
Siliconware Precision Industries Co. ADR (c)	87,558	454

Yageo Corp. (a)	858,000	292

		2,131

United States 0.4%
Shanda Interactive Entertainment Ltd. ADR (a)(c)	11,700	317

Total Common Stocks (Cost — $54,911)		66,176

WARRANTS (a) 2.0%

India 1.0%
Associated Cement Co. Ltd. Units
Expires 7/28/2006	66,100	733

Luxembourg 1.0%
Bharti Tele-Ventures Ltd.
Expires 4/03/2006 (a)(b)	95,100	754

Total Warrants (Cost — $1,169)		1,487

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.4%

Collateral Invested for Securities on Loan (d) 1.2%
Canadian Imperial Bank
3.900% due 10/03/2005	$494	494
Davis Square Funding III Corp.
3.828% due 10/20/2005	250	249
Davis Square Funding IV Corp.
3.812% due 10/20/2005	113	113

		856

Repurchase Agreement 3.2%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Fannie Mae 6.375% due 6/15/2009 valued at $2,314. Repurchase proceeds are $2,268.)	2,267	2,267

Total Short-Term Instruments (Cost — $3,123)		3,123

Total Investments 99.0% (Cost — $59,203)		70,786
Other assets less liabilities 1.0%		704

Net Assets 100.0%		$71,490

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	Fair-valued.
(c)	All or portion of securities on loan with an aggregate market value of $62,468; cash collateral of $856 was received with which the Fund purchased short-term instruments.
(d)	Securities purchased with the cash proceeds from securities on loan.
(e)	Value is less than $500.

Glossary:

ADR - American Depositary Receipt

Unit - More than one class of securities traded together.

Schedule of Investments

NFJ Dividend Value Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 95.1%

Aerospace 1.9%
Northrop Grumman Corp.	369,000	$20,055

Capital Goods 1.9%
Stanley Works	426,000	19,886

Communications 5.8%
Alltel Corp.	308,000	20,054
AT&T Corp. (b)	1,015,000	20,097
Verizon Communications, Inc.	604,000	19,745

		59,896

Consumer Discretionary 7.6%
Limited Brands, Inc. (b)	985,000	20,123
V.F. Corp. (b)	342,000	19,826
Whirlpool Corp. (b)	510,000	38,643

		78,592

Consumer Services 1.2%
Deluxe Corp. (b)	306,000	12,289

Consumer Staples 9.7%
Altria Group, Inc.	274,000	20,196
Anheuser-Busch Cos., Inc.	465,000	20,014
ConAgra Foods, Inc. (b)	850,000	21,037
Kimberly-Clark Corp.	332,000	19,764
Reynolds American, Inc. (b)	237,000	19,676

		100,687

Energy 13.6%
ChevronTexaco Corp.	305,000	19,743
ConocoPhillips	280,004	19,575
Marathon Oil Corp.	550,000	37,911
Occidental Petroleum Corp.	231,000	19,734
PetroChina Co. Ltd. ADR (b)	238,000	19,842
Petroleo Brasileiro S.A. ADR (b)		24,021

	336,000	140,826

Financial & Business Services 26.5%
Bank of America Corp.	478,000	20,124
Duke Realty Corp., REIT (b)	602,000	20,396
JPMorgan Chase & Co.	584,000	19,815
Jefferson-Pilot Corp. (b)	389,000	19,905
Key Corp. (b)	1,200,000	38,700
Lincoln National Corp. (b)	382,000	19,872
MBNA Corp.	806,000	19,860
Morgan Stanley	366,000	19,742
Regions Financial Corp. (b)	1,250,000	38,900
St. Paul Travelers Cos., Inc.	457,000	20,505
Washington Mutual, Inc. (b)	965,000	37,847

		275,666

Healthcare 7.6%
GlaxoSmithKline PLC ADR (b)	389,000	19,948
Merck & Co., Inc.	1,430,000	38,910
Pfizer, Inc.	793,000	19,801

		78,659

Materials & Processing 7.8%
Dow Chemical Co. (b)	482,000	20,085
Freeport-McMoran Copper & Gold, Inc. ‘B’ (b)	438,000	21,283
Lyondell Chemical Co.	713,000	20,406
Masco Corp.	635,900	19,509

		81,283

Technology 3.9%
Hewlett-Packard Co.	705,000	20,586
Seagate Technology, Inc. (a)(b)	1,279,000	20,272

		40,858

Utilities 7.6%
DTE Energy Co. (b)	434,000	19,903
KeySpan Corp.	540,000	19,861
Progress Energy, Inc. (b)	439,000	19,646
Sempra Energy	420,000	19,765

		79,175

Total Common Stock (Cost — $902,313)		987,872

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 30.3%

Collateral Invested for Securities on Loan (d) 23.3%
Adirondack 2005-1 Corp.
3.812% due 10/26/2005	$20,000	19,945
Bavaria TRR Corp.
3.806% due 10/06/2005	4,000	3,998
3.806% due 10/07/2005	25,000	24,982
3.825% due 10/11/2005	6,000	5,993
Bavaria Universal Funding
3.731% due 10/31/2005	1,000	997
3.841% due 10/28/2005	8,000	7,976
3.929% due 11/28/2005	10,000	9,936
Beta Finance, Inc., Series 3
4.005% due 8/01/2006, FRN (c)	1,000	1,000
Canadian Imperial Bank
3.900% due 10/03/2005	1,030	1,030
Countrywide Bank N.A.
3.828% due 3/15/2006, FRN	4,000	4,000
3.870% due 2/27/2006, FRN	8,000	8,000
Credit Suisse First Boston
4.068% due 2/27/2006, FRN	7,000	7,005
4.078% due 2/06/2006, FRN	15,000	15,010

Davis Square Funding III Corp.
3.829% due 10/20/2005	20,000	19,953
Davis Square Funding IV Corp.
3.812% due 10/20/2005	40,000	39,916
Fortis Bank
3.880% due 10/03/2005	10,000	10,000
Lakeside Funding LLC
3.748% due 10/11/2005	15,000	15,000
Morgan Stanley
3.920% due 2/03/2006	2,000	2,000
3.997% due 12/06/2005	5,000	5,000
Northern Rock PLC
3.690% due 2/03/2006, FRN (c)	2,000	2,000
Ormond Quay Funding LLC
3.829% due 10/21/2005	15,000	14,967
Sigma Finance, Inc.
3.716% due 2/15/2006, FRN (c)	5,000	4,999
3.870% due 3/06/2006, FRN (c)	10,000	9,998
Skandinaviska Enskilda Bank
3.800% due 1/20/2006	3,000	3,000
Tango Finance Corp.
3.980% due 1/11/2006, FRN (c)	5,000	5,002

		241,707

Repurchase Agreement 7.0%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Fannie Mae 5.600% due 7/27/2015 valued at $74,602. Repurchase proceeds are $73,157.)	73,136	73,136

Total Short-Term Instruments (Cost — $314,853)		314,843

Total Investments 125.4% (Cost — $1,217,166)		1,302,715
Liabilites in excess of other assets (25.4)%		(264,277)

Net Assets 100.0%		$1,038,438

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or portion of securities on loan with an aggregate market value of $235,636; cash collateral of $241,619 was received with which the Fund purchased short-term instruments.
(c)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR - American Depositary Receipt

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.

REIT - Real Estate Investment Trust

Schedule of Investments

NFJ International Value Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 88.1%

Australia 2.6%
Amcor Ltd. ADR	21,200	$432

Bahamas 1.8%
Teekay Shipping Corp. (b)	6,700	288

Belgium 1.8%
Delhaize Group ADR	5,000	296

Bermuda 3.2%
Frontline Ltd. (b)	5,500	242
RenaissanceRe Holdings Ltd.	6,400	280

		522

Brazil 12.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	25,000	435
Companhia Vale do Rio Doce ADR (b)	9,900	434
Empresa Brasileira de Aeronautica S.A. ADR	3,800	147
Petroleo Brasileiro S.A. ADR	7,800	558
Votorantim Celulose e Papel S.A. ADR	28,400	380

		1,954

Canada 9.7%
Canadian Natural Resources Ltd.	6,200	280
Canadian Pacific Railway Ltd.	6,900	297
Magna International, Inc. ‘A’	3,800	284
Methanex Corp.	19,900	296
Quebecor World, Inc.	7,700	145
TransCanada Corp. (b)	9,500	290

		1,592

Cayman Islands 0.9%
Seagate Technology, Inc. (a)(b)	9,000	143

Chile 0.9%
Lan Airlines S.A. ADR	4,600	143

China 8.0%
Aluminum Corp. of China Ltd. ADR	4,800	301
China Mobile (Hong Kong) Ltd. ADR (b)	11,800	291
Sinopec Shanghai Petrochemical Co. Ltd. ADR	12,400	437
Yanzhou Coal Mining Co. Ltd. ADR (b)	7,000	280

		1,309

France 1.8%
AXA S.A. ADR	10,600	292

Ireland 1.8%
Bank of Ireland ADR	4,600	292

Japan 2.7%
Canon, Inc. ADR	5,300	288
Nissan Motor Co. Ltd. ADR (b)	6,400	147

		435

Mexico 6.2%
Cemex S.A. de C.V. ADR	8,500	445
Coca-Cola Femsa, S.A. de C.V. ADR (b)	10,600	283
Telefonos de Mexico S.A. de C.V. ADR	13,500	287

		1,015

Netherlands 7.1%
ABN AMRO Holding NV ADR	24,300	583
ING Groep NV ADR	19,300	575

		1,158

Norway 2.7%
Norsk Hydro ASA ADR	4,000	445

Peru 0.9%
Compania de Minas Buenaventura S.A.A. ADR	4,800	149

South Africa 1.8%
Sasol Ltd. ADR	7,500	290

South Korea 9.8%
Korea Electric Power Corp. ADR	32,000	567
KT Corp. ADR	19,800	445
POSCO ADR	10,400	588

		1,600

Sweden 1.8%
Volvo AB ADR	6,700	292

United Kingdom 10.6%
Amvescap PLC ADR	11,200	146
British American Tobacco PLC ADR	7,000	296
Diageo PLC ADR	2,400	139
GlaxoSmithKline PLC ADR	5,500	282
Imperial Chemical Industries PLC ADR	13,800	292
Unilever PLC ADR	3,500	148
United Utilities PLC ADR (b)	18,400	431

		1,734

Total Common Stock (Cost — $12,987)		14,381

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 23.8%

Collateral Invested for Securities on Loan (c) 11.3%
Adirondack 2005-1 Corp.
3.812% due 10/26/2005	$250	249
Bavaria TRR Corp.
3.806% due 10/06/2005	250	250
Bavaria Universal Funding
3.842% due 10/28/2005	250	249
3.931% due 11/28/2005	50	50

Bear Stearns Co., Inc.
4.058% due 10/03/2005	250		250
Canadian Imperial Bank
3.900% due 10/03/2005	236		236
Citigroup Global Markets, Inc.
4.008% due 10/03/2005	—	(d)	—	(d)
Davis Square Funding III Corp.
3.828% due 10/20/2005	250		250
Davis Square Funding IV Corp.
3.813% due 10/20/2005	50		50
Fortis Bank
3.879% due 10/03/2005	250		250

			1,834

Repurchase Agreement 12.5%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Federal Home Loan Bank 2.50% due 3/30/2006 valued at $2,087. Repurchase proceeds are $2,045.)	2,044		2,044

Total Short-Term Instruments (Cost — $3,878)			3,878

Total Investments 111.9% (Cost — $16,865)			18,259
Liabilities in excess of other assets (11.9)%			(1,943)

Net Assets 100.0%			$16,316

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or portion of securities on loan with an aggregate market value of $1,771; cash collateral of $1,833 was received with which the Fund purchased short-term instruments.
(c)	Securities purchased with the cash proceeds from securities on loan.
(d)	Value is less than $500.

Glossary:

ADR - American Depositary Receipt

Schedule of Investments

NFJ Large-Cap Value Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 97.2%

Aerospace 0.9%
Northrop Grumman Corp.	11,600	$630

Capital Goods 4.8%
3M Co.	8,800	646
Deere & Co. (b)	21,000	1,285
Johnson Controls, Inc.	21,000	1,303

		3,234

Communications 4.8%
AT&T Corp. (b)	97,000	1,921
Verizon Communications, Inc.	40,000	1,307

		3,228

Consumer Discretionary 5.9%
Limited Brands, Inc.	67,000	1,369
McDonald’s Corp.	39,000	1,306
Paccar, Inc.	19,000	1,290

		3,965

Consumer Services 2.9%
Cendant Corp.	64,000	1,321
Gannett Co., Inc.	9,600	661

		1,982

Consumer Staples 11.9%
Altria Group, Inc.	26,800	1,975
Anheuser-Busch Cos., Inc.	14,600	628
Archer-Daniels-Midland Co.	57,700	1,423
Coca-Cola Enterprises, Inc.	34,000	663
ConAgra Foods, Inc.	56,800	1,406
Fortune Brands, Inc.	8,000	651
Kimberly-Clark Corp.	21,300	1,268

		8,014

Energy 10.6%
Apache Corp.	26,000	1,956
ConocoPhillips	36,500	2,552
Occidental Petroleum Corp.	15,200	1,298
Valero Energy Corp.	12,000	1,357

		7,163

Financial & Business Services 31.8%
Allstate Corp.	50,100	2,770
Bank of America Corp.	46,000	1,937
Citigroup, Inc.	42,400	1,930
Countrywide Financial Corp.	37,700	1,243
Equity Office Properties Trust, REIT	19,700	644
Fannie Mae	27,400	1,228
Key Corp. (b)	58,000	1,870
Lehman Brothers Holdings, Inc. (b)	17,700	2,062
Marsh & McLennan Cos., Inc.	22,100	671
MetLife, Inc.	40,000	1,993
Simon Property Group, Inc., REIT	18,000	1,335
St. Paul Travelers Cos., Inc.	44,100	1,979
Washington Mutual, Inc.	47,600	1,867

		21,529

Healthcare 6.7%
HCA, Inc.	14,000	671
Merck & Co., Inc.	45,600	1,241
Pfizer, Inc.	50,700	1,266
WellPoint, Inc. (a)	17,700	1,342

		4,520

Materials & Processing 11.6%
Alcoa, Inc.	53,500	1,306
Dow Chemical Co.	46,500	1,937
Masco Corp.	64,000	1,964
PPG Industries, Inc.	22,600	1,338
Weyerhaeuser Co.	19,200	1,320

		7,865

Technology 2.2%
Hewlett-Packard Co.	51,000	1,489

Transportation 3.1%
Burlington Northern Santa Fe Corp.	35,300	2,111

Total Common Stock (Cost — $61,986)		65,730

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.7%

Collateral Invested for Securities on Loan (c) 8.2%
Adirondack 2005-1 Corp.
3.814% due 10/26/2005	$150	150
Bavaria TRR Corp.
3.805% due 10/06/2005	400	400
3.806% due 10/07/2005	250	250
Bavaria Universal Funding
3.930% due 11/28/2005	200	199
Bear Stearns Co., Inc.
4.058% due 11/28/2005	1,200	1,200
Canadian Imperial Bank
3.900% due 10/03/2005	1,350	1,350
Citigroup Global Markets, Inc.
4.008% due 10/03/2005	6	1
Davis Square Funding III Corp.
3.829% due 10/20/2005	1,000	997
Davis Square Funding IV Corp.
3.812% due 10/20/2005	1,000	997

		5,544

Repurchase Agreement 2.5%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.750% due 8/03/2015 valued at $1,750. Repurchase proceeds are $1,716.)	1,716	1,716

Total Short-Term Instruments (Cost — $7,260)		7,260

Total Investments 107.9% (Cost — $69,246)		72,990
Liabilities in excess of other assets (7.9)%		(5,371)

Net Assets 100.0%		$67,619

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or portion of securities on loan with an aggregate market value of $5,384; cash collateral of $5,542 was received with which the Fund purchased short-term instruments.
(c)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

REIT - Real Estate Investment Trust

Schedule of Investments

NFJ Small-Cap Value Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 94.5%

Aerospace 0.9%
Curtiss-Wright Corp.	593,000	$36,594

Building 1.9%
M.D.C. Holdings, Inc.	471,000	37,157
M/I Homes, Inc. (a)	684,000	37,114

		74,271

Capital Goods 10.3%
Acuity Brands, Inc. (a)	1,230,000	36,494
Albany International Corp. ‘A’ (a)	1,020,000	37,608
ArvinMeritor, Inc.	1,800,000	30,096
Barnes Group, Inc.	749,000	26,859
Crane Co.	1,246,000	37,056
Harsco Corp. (a)	590,000	38,686
Kennametal, Inc.	759,000	37,221
Lancaster Colony Corp.	690,000	29,670
Lincoln Electric Holdings, Inc.	957,000	37,706
Regal-Beloit Corp.	910,000	29,521
Sturm, Ruger & Co., Inc.	475,000	4,370
Tecumseh Products Co. ‘A’	550,900	11,855
Teleflex, Inc.	550,000	38,775

		395,917

Communications 0.8%
Iowa Telecommunications Services, Inc.	1,800,000	30,276

Consumer Discretionary 11.1%
Bob Evans Farms, Inc.	1,375,000	31,226
Borders Group, Inc.	1,700,000	37,689
Brown Shoe Co., Inc.	780,000	25,740
Casey’s General Stores, Inc.	1,170,000	27,144
Cato Corp. ‘A’	1,539,000	30,672
CBRL Group, Inc. (a)	1,091,000	36,723
Claire’s Stores, Inc.	1,536,000	37,064
Handleman Co. (a)	1,117,000	14,108
Kellwood Co.	1,225,000	31,666
Landry’s Restaurants, Inc. (a)	1,290,000	37,797
Libbey, Inc.	571,000	8,679
Owens & Minor, Inc.	1,238,400	36,347
Russell Corp.	1,240,000	17,410
United Auto Group, Inc.	1,100,000	36,344
World Fuel Services Corp.	650,000	21,093

		429,702

Consumer Services 2.4%
Banta Corp.	736,000	37,455
Intrawest Corp.	1,430,000	39,039
Landauer, Inc.	320,000	15,680

		92,174

Consumer Staples 7.2%
Chiquita Brands International, Inc. (a)	1,450,000	40,528
Corn Products International, Inc.	1,850,000	37,315
Fresh Del Monte Produce, Inc. (a)	1,220,000	33,208
John H. Harland Co.	850,000	37,740
Loews Corp. - Carolina Group	990,000	39,234
PepsiAmericas, Inc.	1,250,000	28,412
Ruddick Corp.	1,200,000	27,660
Sanderson Farms, Inc.	75,000	2,787
Universal Corp.	800,000	31,064

		277,948

Energy 13.6%
Arch Coal, Inc. (a)	550,000	37,125
Berry Petroleum Co. ‘A’	575,000	38,347
Buckeye Partners L.P., Unit (a)	715,000	34,070
Cabot Oil & Gas Corp.	775,000	39,145
Frontier Oil Corp. (a)	865,000	38,363
Holly Corp.	600,000	38,388
Magellan Midstream Partners L.P., Unit	1,000,000	34,270
Massey Energy Co. (a)	700,000	35,749
National Fuel Gas Co.	1,120,000	38,304
Range Resources Corp.	950,000	36,679
St. Mary Land & Exploration Co.	1,040,000	38,064
Tidewater, Inc. (a)	800,000	38,936
Vintage Petroleum, Inc.	850,000	38,811
Western Gas Resources, Inc.	725,000	37,142

		523,393

Financial & Business Services 16.8%
American Financial Group, Inc.	1,091,000	37,018
AmerUs Group Co. (a)	665,000	38,151
Annaly Mortgage Management, Inc., REIT	2,800,000	36,260
BancorpSouth, Inc.	1,155,000	26,392
CBL & Associates Properties, Inc., REIT	904,000	37,055
Delphi Financial Group, Inc. ‘A’	787,000	36,832
Equity One, Inc., REIT	1,533,000	35,642
First Industrial Realty Trust, Inc., REIT (a)	923,000	36,966
Fremont General Corp. (a)	1,640,000	35,801
Healthcare Realty Trust, Inc., REIT	930,000	37,330
Hilb Rogal & Hobbs Co. (a)	1,040,000	38,813
HRPT Properties Trust, REIT	2,900,000	35,989
LandAmerica Financial Group, Inc. (a)	594,000	38,402
Nationwide Health Properties, Inc., REIT (a)	1,578,000	36,767
New Plan Excel Realty Trust, Inc., REIT	1,570,000	36,031
Old National Bancorp	724,500	15,374
Provident Bankshares Corp.	1,068,000	37,145

Susquehanna Bancshares, Inc.	940,000	22,598
Washington Federal, Inc.	1,220,000	27,523

		646,089

Healthcare 2.4%
Arrow International, Inc.	795,000	22,419
Invacare Corp.	867,000	36,128
Perrigo Co. (a)	2,300,000	32,913
West Pharmaceutical Services, Inc.	20,000	593

		92,053

Materials & Processing 11.8%
Agnico-Eagle Mines Ltd. (a)	2,550,000	37,765
Commercial Metals Co.	75,000	2,530
Lennox International, Inc. (a)	1,400,000	38,374
Lubrizol Corp.	881,000	38,174
Methanex Corp.	2,245,000	33,383
Mueller Industries, Inc.	1,290,000	35,823
Olin Corp.	1,929,000	36,632
Potlatch Corp.	697,000	36,328
Quanex Corp. (a)	600,000	39,732
Rock-Tenn Co. ‘A’	938,000	14,164
RPM International, Inc. (a)	1,983,000	36,487
Sensient Technologies Corp. (a)	1,565,000	29,657
Sonoco Products Co.	1,355,000	37,005
Universal Forest Products, Inc.	602,500	34,535
Valmont Industries, Inc.	130,000	3,817

		454,406

Technology 0.6%
Cubic Corp. (a)	452,000	7,738
Methode Electronics, Inc.	1,196,300	13,782

		21,520

Transportation 5.8%
Arkansas Best Corp. (a)	1,070,000	37,311
Frontline Ltd. (a)	830,000	36,620
General Maritime Corp. (a)	1,000,000	36,810
Skywest, Inc.	1,450,000	38,889
Teekay Shipping Corp. (a)	808,000	34,784
Werner Enterprises, Inc. (a)	2,160,000	37,346

		221,760

Utilities 8.9%
Atmos Energy Corp.	1,288,000	36,386
Cleco Corp.	1,532,000	36,125
Duquesne Light Holdings, Inc. (a)	2,080,000	35,797
Energen Corp.	900,000	38,934
Peoples Energy Corp. (a)	930,000	36,623
Southwest Gas Corp.	590,000	16,160
UGI Corp.	1,270,000	35,751
Vectren Corp.	1,200,000	34,020
Westar Energy, Inc.	1,517,000	36,605
WGL Holdings, Inc.	1,109,000	35,632

		342,033

Total Common Stock (Cost — $2,787,501)		3,638,136

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 21.2%

Collateral Invested for Securities on Loan (c) 15.3%
Adirondack 2005-1 Corp.
3.812% due 10/26/2005	$15,000	14,959
Bank of America N.A.
4.018% due 10/26/2005	56,500	56,500
Bavaria TRR Corp.
3.806% due 10/06/2005	5,000	4,997
3.806% due 10/07/2005	24,000	23,982
3.825% due 10/11/2005	10,000	9,988
Bavaria Universal Funding
3.731% due 10/31/2005	1,000	997
3.841% due 10/28/2005	5,750	5,733
3.929% due 11/28/2005	2,000	1,987
Bear Stearns Co., Inc.
4.058% due 11/28/2005	179,000	179,000
Beta Finance, Inc., Series 3,
4.005% due 08/01/2006, FRN (b)	2,000	2,000
Canadian Imperial Bank
3.900% due 10/03/2005	6,551	6,551
Citigroup Global Markets Holdings, Inc., Series A, FRN
3.980% due 02/23/2006	5,000	5,000
Citigroup Global Markets, Inc.,
4.008% due 02/23/2006	61,399	61,399
Countrywide Bank N.A.,
3.828% due 03/15/2006, FRN	30,000	30,000
3.870% due 02/27/2006, FRN	10,000	10,000
Countrywide Home Loans, Inc.,
Series M, FRN
3.851% due 11/30/2005	6,000	6,000
Credit Suisse First Boston,
4.068% due 02/27/2006, FRN	41,500	41,529
4.078% due 02/06/2006, FRN	25,000	25,017
Davis Square Funding III Corp.
3.829% due 10/20/2005	11,000	10,974
Davis Square Funding IV Corp.
3.812% due 10/20/2005	5,000	4,990
Lakeside Funding LLC
3.748% due 10/11/2005	19,000	19,000
Morgan Stanley,
3.920% due 02/03/2006, FRN	10,000	10,000
3.997% due 12/06/2005	10,000	10,000
Northern Rock PLC,
3.690% due 02/03/2006, FRN (b)	2,000	2,000
Ormond Quay Funding LLC
3.829% due 10/21/2005	15,000	14,967

Sigma Finance, Inc.,
3.716% due 2/15/2006, FRN (b)	10,000	9,997
3.870% due 3/06/2006, FRN (b)	10,000	9,998
4.075% due 1/27/2006, FRN (b)	5,000	5,000
Skandinaviska Enskilda Bank
3.800% due 1/20/2006	7,000	7,000

		589,565

Repurchase Agreement 5.9%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 4.50% - 5.050% due 4/02/2014 - 1/26/2015 valued at $230,318. Repurchase proceeds are $225,863.)	225,799	225,799

Total Short-Term Instruments (Cost — $815,352)		815,364

Total Investments 115.7% (Cost — $3,602,853)		4,453,500
Liabilities in excess of other assets (15.7)%		(602,759)

Net Assets 100.0%		$3,850,741

Notes to Schedule of Investments

(amounts in thousands):

(a)	All or portion of securities on loan with an aggregate market value of $571,486; cash collateral of $589,540 was received with which the Fund purchased short-term instruments.
(b)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.

REIT - Real Estate Investment Trust

Unit - More than one class of securities traded together.

Schedule of Investments

OCC Core Equity Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 97.0%

Building 3.0%
Centex Corp.	800	$52
Lennar Corp. ‘A’	700	42

		94

Capital Goods 9.5%
Eaton Corp.	1,500	95
General Electric Co.	1,900	64
Magna International, Inc. ‘A’	400	30
Parker Hannifin Corp.	700	45
Tyco International Ltd.	2,300	64

		298

Communications 1.6%
Alltel Corp.	750	49

Consumer Discretionary 15.2%
Best Buy Co., Inc.	2,200	96
Kohl’s Corp. (a)	2,700	135
Lowe’s Cos., Inc.	600	39
Sears Holding Corp. (a)	900	112
Target Corp.	1,200	62
TJX Cos., Inc.	1,500	31

		475

Consumer Services 5.3%
Apollo Group, Inc. ‘A’ (a)	400	27
Harley-Davidson, Inc.	1,100	53
Moody’s Corp.	800	41
News Corp. ‘A’	2,900	45

		166

Energy 11.7%
BP PLC ADR	1,400	99
ConocoPhillips	2,000	140
XTO Energy, Inc.	2,800	127

		366

Financial & Business Services 21.9%
Ambac Financial Group, Inc.	1,100	79
American International Group, Inc.	2,050	127
Bank of America Corp.	1,500	63
Capital One Financial Corp.	600	48
Citigroup, Inc.	1,200	54
Countrywide Financial Corp.	1,900	63
Marsh & McLennan Cos., Inc.	2,100	64
Merrill Lynch & Co., Inc.	1,600	98
Wells Fargo & Co.	1,500	88

		684

Healthcare 11.9%
Aetna, Inc.	750	65
Biogen Idec, Inc. (a)	1,600	63
Biomet, Inc.	800	28
Boston Scientific Corp. (a)	3,600	84
Pfizer, Inc.	2,200	55
Teva Pharmaceutical	900	30
Industries Ltd. ADR WellPoint, Inc. (a)	600	45

		370

Materials & Processing 1.7%
Nucor Corp.	600	34
Rio Tinto PLC ADR	100	17

		51
Technology 15.2%
Applied Materials, Inc.	1,900	32
Cisco Systems, Inc. (a)	5,000	90
EMC Corp. (a)	3,400	44
McAfee, Inc. (a)	1,000	31
Motorola, Inc.	1,300	29
Nokia Corp. ADR	4,100	69
Symantec Corp. (a)	700	16
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,300	60
Texas Instruments, Inc.	3,000	102

		473

Total Common Stock (Cost — $2,933)		3,026

	Principal Amount (000s)
SHORT-TERM INSTRUMENT 3.0%

Repurchase Agreement 3.0%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.750% due 8/03/2015 valued at $95. Repurchase proceeds are $93.)	$93	93

Total Short-Term Instruments (Cost — $93)		93

Total Investments 100.0% (Cost — $3,026)		3,119
Other assets less liabilities 0.0%		1

Net Assets 100.0%		$3,120

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR - American Depositary Receipt

Schedule of Investments

OCC Renaissance Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 100.8%

Aerospace 2.2%
DRS Technologies, Inc. (b)	685,000	$33,812
L-3 Communications Holdings, Inc. (b)	727,900	57,555

		91,367

Capital Goods 7.1%
Eaton Corp.	2,265,700	143,985
Lear Corp. (b)	1,086,594	36,912
Parker Hannifin Corp.	966,200	62,136
Zebra Technologies Corp. ‘A’ (a)(b)	1,484,900	58,045

		301,078

Communications 1.5%
Alltel Corp. (b)	1,000,000	65,110

Consumer Discretionary 4.1%
Claire’s Stores, Inc.	1,280,000	30,886
Oshkosh Truck Corp. ‘B’	988,908	42,681
Ruby Tuesday, Inc.	593,800	12,921
TJX Cos., Inc. (b)	3,341,600	68,436
Wabash National Corp. (b)	975,200	19,173

		174,097

Consumer Services 10.5%
Career Education Corp. (a)	1,000,000	35,560
La Quinta Corp. ‘B’ (a)	3,987,100	34,648
Lamar Advertising Co. ‘A’ (a)(b)	1,478,000	67,042
News Corp. ‘A’	5,000,000	77,950
Royal Caribbean Cruises Ltd. (b)	2,672,000	115,430
WPP Group PLC	11,000,000	112,182

		442,812

Energy 10.7%
ConocoPhillips	1,500,000	104,865
Exxon Mobil Corp.	778,747	49,482
Input/Output, Inc. (a)(b)	2,634,000	21,019
Nabors Industries Ltd. (a)(b)	1,073,100	77,081
National-Oilwell, Inc. (a)(b)	1,518,000	99,884
XTO Energy, Inc.	2,178,000	98,707

		451,038

Environmental Services 1.5%
Allied Waste Industries, Inc. (a)(b)	7,239,500	61,174

Financial & Business Services 30.5%
Ambac Financial Group, Inc.	602,700	43,431
AON Corp. (b)	3,008,000	96,497
Capital One Financial Corp. (b)	1,530,200	121,681
CIT Group, Inc.	2,743,000	123,929
Citigroup, Inc.	3,300,000	150,216
Conseco, Inc. (a)(b)	2,255,800	47,620
Hartford Financial Services Group, Inc. (b)	978,000	75,472
J.P. Morgan Chase & Co.	5,000,000	169,650
M&T Bank Corp.	194,900	20,603
Marsh & McLennan Cos., Inc.	3,027,900	92,018
Merrill Lynch & Co., Inc.	1,500,000	92,025
PartnerRe Ltd.	292,400	18,728
Piper Jaffray Co. (a)	49,505	1,478
Reinsurance Group of America	741,257	33,134
TCF Financial Corp. (b)	1,434,200	38,365
XL Capital Ltd. ‘A’	633,400	43,090
Zions Bancorporation	1,672,500	119,099

		1,287,036

Healthcare 12.2%
Beckman Coulter, Inc.	2,165,700	116,905
Biomet, Inc.	1,031,400	35,800
Bristol-Myers Squibb Co. (b)	3,000,000	72,180
Charles River Laboratories International, Inc. (a)	737,400	32,165
Covance, Inc. (a)	25,845	1,240
Laboratory Corp. of America Holdings (a)	2,023,400	98,560
Pfizer, Inc.	3,100,000	77,407
Sanofi-Aventis	950,000	78,676

		512,933

Materials & Processing 4.6%
Chemtura Corp. (b)	5,221,185	64,847
Huntsman Corp. (a)	1,547,100	30,246
Lyondell Chemical Co.	993,615	28,437
Smurfit-Stone Container Corp. (a)(b)	4,552,000	47,159
Sonoco Products Co. (b)	882,000	24,087

		194,776

Technology 13.2%
Amphenol Corp. ‘A’	772,500	31,162
Arrow Electronics, Inc. (a)	1,075,600	33,731
Dun & Bradstreet Corp. (a)	940,000	61,918
Gentex Corp. (b)	3,700,000	64,380
Jabil Circuit, Inc. (a)	3,150,000	97,398
McAfee, Inc. (a)	1,782,600	56,009
Sanmina-SCI Corp. (a)(b)	15,420,000	66,152
Tektronix, Inc.	932,400	23,524
Thermo Electron Corp. (a)	1,532,900	47,367
Waters Corp. (a)	1,851,700	77,031

		558,672

Utilities 2.7%
Cinergy Corp.	1,500,000	66,615
DPL, Inc.	738,040	20,518
SCANA Corp.	593,000	25,048

		112,181

Total Common Stock (Cost — $4,007,329)		4,252,274

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 13.1%

Collateral Invested for Securities on Loan (d) 13.1%
Adirondack 2005-1 Corp.
3.812% due 10/26/2005	$61,000	60,833
Bank of America N.A.
4.018% due 10/03/2005	9,000	9,000
Bavaria TRR Corp.
3.806% due 10/06/2005	15,000	14,990
3.806% due 10/07/2005	25,000	24,982
3.825% due 10/11/2005	15,000	14,983
Bavaria Universal Funding
3.731% due 10/31/2005	2,645	2,636
3.929% due 11/28/2005	2,000	1,987
Bayerische Landesbank
3.858% due 11/23/2005, FRN	1,000	1,000
Bear Stearns Co., Inc.
4.058% due 10/03/2005	154,550	154,550
Beta Finance, Inc., Series 3
4.005% due 8/01/2006, FRN (c)	5,000	5,001
Canadian Imperial Bank
3.900% due 10/03/2005	3,456	3,456
Citigroup Global Markets, Inc.
4.008% due 10/03/2005	20,000	20,000
Countrywide Bank N.A.
3.828% due 3/15/2006, FRN	18,000	18,000
3.870% due 2/27/2006, FRN	14,000	14,000
Countrywide Home Loans, Inc., Series M
3.851% due 11/30/2005, FRN	10,000	10,001
Credit Suisse First Boston
4.068% due 2/27/2006, FRN	44,000	44,030
4.078% due 2/06/2006, FRN	25,000	25,017
Davis Square Funding III Corp.
3.829% due 10/20/2005	10,872	10,849
Davis Square Funding IV Corp.
3.812% due 10/20/2005	7,000	6,985
General Electric Capital Corp., Series A
3.947% due 2/06/2006, FRN	4,855	4,866
Goldman Sachs Group L.P., Series 2
3.788% due 9/15/2006, FRN (c)	39,000	39,008
Lakeside Funding LLC
3.748% due 10/11/2005	8,000	8,000
Morgan Stanley
3.920% due 2/03/2006, FRN	10,000	10,000
3.997% due 12/06/2005	10,000	10,000
Northern Rock PLC
3.690% due 2/03/2006, FRN (c)	5,000	5,000
Ormond Quay Funding LLC
3.829% due 10/21/2005	25,000	24,945
Skandinaviska Enskilda Bank
3.800% due 1/20/2006	10,000	10,000

		554,119

Repurchase Agreement 0.0%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.750% due 8/03/2015 valued at $802. Repurchase proceeds are $786.)	786	786

Total Short-Term Instruments (Cost — $554,875)		554,905

Total Investments 113.9% (Cost — $4,562,204)		4,807,179
Liabilities in excess of other assets (13.9)%		(586,567)

Net Assets 100.0%		$4,220,612

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or portion of securities on loan with an aggregate market value of $535,388; cash collateral of $554,019 was received with which the Fund purchased short-term instruments.
(c)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise noted, these securities are not to be considered illiquid.
(d)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect at September 30, 2005.

Schedule of Investments

OCC Value Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 97.4%

Aerospace 0.9%
Boeing Co.	330,000	$22,424

Capital Goods 7.9%
General Electric Co.	700,000	23,569
Honeywell International, Inc.	1,930,000	72,375
Magna International, Inc. ‘A’	500,000	37,430
Parker Hannifin Corp.	1,000,000	64,310

		197,684

Communications 3.9%
Alltel Corp. (b)	1,500,000	97,665

Consumer Discretionary 3.7%
Home Depot, Inc.	1,000,000	38,140
TJX Cos., Inc. (b)	2,600,000	53,248

		91,388

Consumer Services 5.1%
Career Education Corp. (a)(b)	1,500,000	53,340
Carnival Corp. (b)	1,000,000	49,980
News Corp. ‘A’	1,500,000	23,385

		126,705

Energy 15.4%
BP PLC ADR	1,500,000	106,275
ChevronTexaco Corp.	1,750,000	113,277
ConocoPhillips	1,100,000	76,901
Exxon Mobil Corp.	1,386,717	88,112

		384,565

Financial & Business Services 36.9%
Ambac Financial Group, Inc. (b)	1,100,000	79,266
American International Group, Inc. (b)	1,600,000	99,136
Bank of America Corp.	1,500,000	63,150
Capital One Financial Corp. (b)	592,900	47,147
Citigroup, Inc.	3,000,000	136,560
Countrywide Financial Corp. (b)	1,991,800	65,690
Genworth Financial, Inc. ‘A’	800,000	25,792
JPMorgan Chase & Co.	2,900,000	98,397
Marsh & McLennan Cos., Inc.	1,500,000	45,585
Merrill Lynch & Co., Inc. (b)	1,100,000	67,485
MetLife, Inc.	2,000,000	99,660
Morgan Stanley	600,000	32,364
St. Paul Travelers Cos., Inc.	830,000	37,242
XL Capital Ltd. ‘A’	300,000	20,409

		917,883

Healthcare 8.8%
Pfizer, Inc.	3,500,000	87,395
Sanofi-Aventis	1,272,300	105,367
Schering-Plough Corp. (b)	1,300,000	27,365

		220,127

Materials & Processing 7.8%
Inco Ltd. (b)	2,000,000	94,700
Lyondell Chemical Co.	1,900,000	54,378
Sherwin-Williams Co.	1,000,000	44,070

		193,148

Technology 5.6%
McAfee, Inc. (a)	1,000,000	31,420
Nokia Corp. ADR (b)	2,100,000	35,511
Sanmina-SCI Corp. (a)	5,642,800	24,208
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,000,000	49,320

		140,459

Utilities 1.4%
Dominion Resources, Inc. (b)	400,000	34,456

Total Common Stock (Cost — $2,332,824)		2,426,504

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 16.2%

Collateral Invested for Securities on Loan (d) 13.5%
Adirondack 2005-1 Corp.
3.812% due 10/26/2005	$20,000	19,945
Bavaria TRR Corp.
3.806% due 10/06/2005	15,000	14,991
3.806% due 10/07/2005	20,000	19,985
Bavaria Universal Funding
3.731% due 10/31/2005	1,000	997
3.929% due 11/28/2005	1,000	994
Bayerische Landesbank
3.858% due 11/23/2005, FRN	1,000	1,000
Bear Stearns Co., Inc.
4.058% due 10/03/2005	120,000	120,000
Beta Finance, Inc., Series 3
4.005% due 8/01/2006, FRN (c)	2,000	2,000
Canadian Imperial Bank
3.900% due 10/03/2005	8,168	8,168
Citigroup Global Markets, Inc.
4.008% due 10/03/2005	45,000	45,000
Credit Suisse First Boston
4.078% due 2/06/2006, FRN	5,000	5,004
Davis Square Funding III Corp.
3.829% due 10/20/2005	10,000	9,979
Davis Square Funding IV Corp.
3.812% due 10/20/2005	7,000	6,985
Goldman Sachs Group L.P., Series 2
3.788% due 9/15/2006, FRN (c)	20,000	20,004
Lakeside Funding LLC
3.748% due 10/11/2005	12,000	12,000

Morgan Stanley
3.920% due 2/03/2006, FRN	7,000	7,000
Northern Rock PLC
3.690% due 2/03/2006, FRN (c)	4,000	4,000
Ormond Quay Funding LLC
3.829% due 10/21/2005	10,000	9,978
Sigma Finance, Inc.
3.870% due 3/06/2006, FRN (c)	20,000	19,996
Skandinaviska Enskilda Bank
3.800% due 1/20/2006	5,000	5,000
Tango Finance Corp.
3.980% due 1/11/2006, FRN (c)	3,000	3,001

		336,027

Repurchase Agreement 2.7%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.020% - 5.750% due 8/03/2015 - 6/04/2018 valued at $67,956; and Fannie Mae 5.540% - 6.250% due 6/13/2017 - 5/15/2029 valued at $507. Repurchase proceeds are $67,138.)	67,119	67,119

Total Short-Term Instruments (Cost — $403,150)		403,146

Total Investments 113.6% (Cost — $2,735,974)		2,829,650
Liabilities in excess of other assets (13.6)%		(339,368)

Net Assets 100.0%		$2,490,282

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or portion of securities on loan with an aggregate market value of $325,983; cash collateral of $335,972 was received with which the Fund purchased short-term instruments.
(c)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise noted, these securities are not to be considered illiquid.
(d)	Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR - American Depositary Receipt

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.

Schedule of Investments

PEA Growth Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 98.6%

Aerospace 1.1%
United Technologies Corp.	126,000	$6,532

Capital Goods 6.7%
Dover Corp. (b)	270,000	11,013
General Electric Co.	554,000	18,653
Honeywell International, Inc.	265,000	9,938

		39,604

Consumer Discretionary 9.0%
Best Buy Co., Inc.	353,400	15,383
Home Depot, Inc.	376,500	14,360
Kohl’s Corp. (a)	128,000	6,423
Staples, Inc.	500,000	10,660
Yum! Brands, Inc.	142,000	6,874

		53,700

Consumer Services 5.9%
Carnival Corp. (b)	122,000	6,097
Harley-Davidson, Inc. (b)	122,000	5,910
News Corp. ‘A’	732,000	11,412
Starwood Hotels & Resorts Worldwide, Inc. ‘B’, Unit	205,000	11,720

		35,139

Consumer Staples 7.1%
Colgate-Palmolive Co.	208,000	10,980
Hershey Foods Corp. (b)	203,000	11,431
Kellogg Co.	131,000	6,043
PepsiCo, Inc.	191,000	10,832
Wm. Wrigley Jr. Co.	38,000	2,731

		42,017

Energy 4.8%
BP PLC ADR	173,000	12,257
Schlumberger Ltd. (b)	112,000	9,451
XTO Energy, Inc.	151,000	6,843

		28,551

Financial & Business Services 7.5%
Capital One Financial Corp. (b)	75,000	5,964
Franklin Resources, Inc.	137,000	11,502
Goldman Sachs Group, Inc.	47,000	5,714
Merrill Lynch & Co., Inc. (b)	90,000	5,522
MGIC Investment Corp.	98,000	6,292
SLM Corp. (b)	177,000	9,494

		44,488

Healthcare 22.6%
Alcon, Inc.	102,500	13,108
Caremark Rx, Inc. (a)(b)	313,000	15,628
DENTSPLY International, Inc.	138,700	7,493
Genentech, Inc. (a)	156,300	13,162
Gilead Sciences, Inc. (a)(b)	198,000	9,654
Johnson & Johnson	213,000	13,479
Pfizer, Inc.	404,000	10,088
St. Jude Medical, Inc. (a)	177,000	8,284
Stryker Corp. (b)	245,000	12,110
Teva Pharmaceutical Industries Ltd. ADR (b)	387,400	12,947
UnitedHealth Group, Inc.	331,000	18,602

		134,555

Materials & Processing 1.2%
Phelps Dodge Corp.	55,000	7,146

Technology 32.7%
Apple Computer, Inc. (a)	124,000	6,648
Cisco Systems, Inc. (a)	1,011,000	18,127
EMC Corp. (a)	1,384,000	17,909
Expedia, Inc. (a)(b)	147,000	2,912
Google, Inc. ‘A’ (a)	52,000	16,456
IAC/InterActiveCorp (a)(b)	147,000	3,726
Juniper Networks, Inc. (a)	780,000	18,556
Marvell Technology Group Ltd. (a)(b)	314,000	14,479
Maxim Integrated Products, Inc. (b)	348,000	14,842
Microsoft Corp.	977,000	25,138
Pixar, Inc. (a)	136,000	6,053
SAP AG ADR (b)	417,000	18,069
Symantec Corp. (a)	422,000	9,563
Texas Instruments, Inc.	638,000	21,628

		194,106

Total Common Stock (Cost — $489,858)		585,838

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 16.4%

Collateral Invested for Securities on Loan (d) 15.6%
Adirondack 2005-1 Corp.
3.812% due 10/26/2005	$5,000	4,986
Bavaria TRR Corp.
3.806% due 10/06/2005	4,600	4,597
3.806% due 10/07/2005	15,000	14,989
Bavaria Universal Funding
3.731% due 10/31/2005	500	498
Bear Stearns Co., Inc.
4.058% due 10/31/2005	8,000	8,000
Beta Finance, Inc., Series 3,
4.005% due 8/01/2006, FRN (c)	2,000	2,000
Canadian Imperial Bank
3.900% due 10/03/2005	1,315	1,315
Countrywide Bank N.A.
3.870% due 2/27/2006, FRN	3,000	3,000
Countrywide Home Loans, Inc.,
Series M
3.851% due 11/30/2005, FRN	4,000	4,000
Credit Suisse First Boston
4.068% due 2/27/2006, FRN	4,000	4,003

Davis Square Funding III Corp.
3.829% due 10/20/2005	5,000	4,988
Davis Square Funding IV Corp.
3.812% due 10/20/2005	4,000	3,992
Goldman Sachs Group LP, Series 2
3.788% due 9/15/2006, FRN (c)	15,000	15,003
Morgan Stanley
3.920% due 2/03/2006 FRN	1,000	1,000
Northern Rock PLC
3.690% due 2/03/2006, FRN (c)	2,000	2,000
Ormond Quay Funding LLC
3.829% due 10/21/2005	2,000	1,996
Sigma Finance, Inc.
3.870% due 3/06/2006, FRN (c)	8,000	7,999
4.075% due 1/27/2006, FRN (c)	5,000	5,000
Skandinaviska Enskilda Bank
3.800% due 1/20/2006	3,000	3,000

		92,366

Repurchase Agreement 0.8%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.750% due 8/03/2015 valued at $5,101. Repurchase proceeds are $5,001.)	5,000	5,000

Total Short-Term Instruments (Cost — $97,368)		97,366

Total Investments 115.0% (Cost — $587,226)		683,204
Liabilities in excess of other assets (15.0)%		(89,167)

Net Assets 100.0%		$594,037

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or portion of securities on loan with an aggregate market value of $90,931; cash collateral of $92,345 was received with which the Fund purchased short-term instruments.
(c)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise noted, these securities are not to be considered illiquid.
(d)	Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR - American Depositary Receipt

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.

Unit - More than one class of securities traded together.

Schedule of Investments

PEA Growth & Income Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 100.0%

Capital Goods 9.3%
Dover Corp.	30,800	$1,256
General Electric Co.	75,100	2,529
Honeywell International, Inc.	39,700	1,489
Tyco International Ltd. (b)	46,800	1,303

		6,577

Communications 1.3%
Verizon Communications, Inc.	28,800	942

Consumer Discretionary 7.8%
Best Buy Co., Inc. (b)	15,700	683
CVS Corp.	49,400	1,433
Home Depot, Inc.	29,700	1,133
Target Corp.	10,300	535
Wal-Mart Stores, Inc.	25,500	1,117
Yum! Brands, Inc.	12,100	586

		5,487

Consumer Services 5.9%
Carnival Corp. (b)	20,000	1,000
Cendant Corp.	41,100	848
Comcast Corp. ‘A’ (a)	45,500	1,309
Viacom, Inc. ‘B’	30,500	1,007

		4,164

Consumer Staples 7.4%
Altria Group, Inc.	23,800	1,754
Coca-Cola Co.	24,100	1,041
Kellogg Co.	28,700	1,324
Procter & Gamble Co. (b)	18,100	1,076

		5,195

Energy 11.8%
BP PLC ADR	22,500	1,594
ChevronTexaco Corp.	22,400	1,450
Kinder Morgan, Inc. (b)	15,700	1,510
National-Oilwell, Inc. (a)	12,100	796
Royal Dutch Shell PLC ADR	17,500	1,149
Schlumberger Ltd.	21,000	1,772

		8,271

Financial & Business Services 20.4%
ACE Ltd. (b)	11,000	518
American Express Co.	27,300	1,568
American International Group, Inc. (b)	17,300	1,072
Bank of America Corp.	42,300	1,781
Citigroup, Inc.	24,000	1,092
Countrywide Financial Corp.	34,600	1,141
Goldman Sachs Group, Inc. (b)	12,700	1,544
Investors Financial Services Corp. (b)	28,500	938
JPMorgan Chase & Co.	49,900	1,693
MBNA Corp.	26,900	663
MGIC Investment Corp.	19,400	1,245
Morgan Stanley	20,000	1,079

		14,334

Healthcare 12.3%
Amgen, Inc. (a)	10,500	837
Baxter International, Inc.	26,600	1,061
Caremark Rx, Inc. (a)	26,200	1,308
Guidant Corp.	15,900	1,095
Medtronic, Inc.	24,800	1,330
Pfizer, Inc.	56,500	1,411
Teva Pharmaceutical Industries Ltd. ADR (b)	30,800	1,029
Zimmer Holdings, Inc. (a)	8,700	599

		8,670

Materials & Processing 3.0%
Alcoa, Inc.	14,000	342
Dow Chemical Co.	11,500	479
Freeport-McMoran Copper & Gold, Inc. ‘B’	27,000	1,312

		2,133

Technology 17.7%
Affiliated Computer Services, Inc. ‘A’ (a)	8,600	470
Cisco Systems, Inc. (a)	75,000	1,345
Dell, Inc. (a)	30,800	1,053
EMC Corp. (a)	85,900	1,112
Emerson Electric Co.	6,900	495
Intel Corp.	46,970	1,158
International Business Machines Corp.	13,100	1,051
Maxim Integrated Products, Inc. (b)	23,800	1,015
Microsoft Corp.	43,000	1,106
National Semiconductor Corp.	30,700	807
Nokia Corp. ADR (b)	74,100	1,253
SAP AG ADR (b)	37,100	1,608

		12,473

Transportation 0.6%
FedEx Corp.	4,400	383

Utilities 2.5%
Dominion Resources, Inc.	12,000	1,034
Exelon Corp. (b)	13,400	716

		1,750

Total Common Stock (Cost — $61,469)		70,379

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 18.0%

Collateral Invested for Securities on Loan (c) 18.0%
Bavaria Universal Funding
3.731% due 10/31/2005	$500	498
Bear Stearns Co., Inc.
4.058% due 10/03/2005	3,500	3,500
Canadian Imperial Bank
3.900% due 10/03/2005	1,120	1,120
Citigroup Global Markets, Inc.
4.008% due 10/03/2005	3,000	3,000
Credit Suisse First Boston
4.068% due 2/27/2006, FRN	3,000	3,002

Davis Square Funding III Corp.
3.829% due 10/20/2005	1,134	1,131
Davis Square Funding IV Corp.
3.811% due 10/20/2005	440	440

Total Short-Term Instruments (Cost — $12,690)		12,691

Total Investments 118.0% (Cost — $74,159)		83,070
Liabilities in excess of other assets (18.0)%		(12,660)

Net Assets 100.0%		$70,410

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or portion of securities on loan with an aggregate market value of $12,319; cash collateral of $12,687 was received with which the Fund purchased short-term instruments.
(c)	Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR - American Depositary Receipt

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.

Schedule of Investments

PEA Opportunity Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 100.5%

Capital Goods 2.2%
Global Power Equipment Group, Inc. (a)(b)	500,300	$3,567
URS Corp. (a)	53,800	2,173

		5,740

Consumer Discretionary 7.7%
Aviall, Inc. (a)	93,700	3,165
California Pizza Kitchen, Inc. (a)	106,900	3,126
Coldwater Creek, Inc. (a)(b)	83,000	2,093
Maidenform Brands, Inc. (a)	133,746	1,839
Red Robin Gourmet Burgers, Inc. (a)(b)	52,000	2,384
Tempur-Pedic International, Inc. (a)(b)	375,000	4,440
Volcom, Inc. (a)	99,800	2,795

		19,842

Consumer Services 18.9%
CoStar Group, Inc. (a)	60,000	2,803
Forrester Research, Inc. (a)	100,000	2,082
Gevity HR, Inc.	87,200	2,375
Hudson Highland Group, Inc. (a)(b)	103,000	2,572
Huron Consulting Group, Inc. (a)	112,400	3,015
LECG Corp. (a)	220,000	5,060
Life Time Fitness, Inc. (a)	97,500	3,231
Lions Gate Entertainment Corp. (a)(b)	362,200	3,456
Marchex, Inc. ‘B’ (a)(b)	229,100	3,794
Mobile Mini, Inc. (a)	59,800	2,592
Pinnacle Entertainment, Inc. (a)	155,500	2,850
Resources Connection, Inc. (a)(b)	171,900	5,094
Shuffle Master, Inc. (a)(b)	107,030	2,829
TeleTech Holdings, Inc. (a)	257,400	2,579
Ventiv Health, Inc. (a)	162,927	4,270

		48,602

Consumer Staples 0.9%
Central Garden and Pet Co. (a)	51,500	2,330

Energy 9.1%
Alon USA Energy, Inc. (a)(b)	125,599	3,033
Delta Petroleum Corp. (a)(b)	266,600	5,545
FuelCell Energy, Inc. (a)(b)	202,600	2,223
Grant Prideco, Inc. (a)	88,900	3,614
Parallel Petroleum Corp. (a)	285,626	3,999
Pioneer Drilling Co. (a)	250,000	4,880

		23,294

Financial & Business Services 7.6%
Affiliated Managers Group, Inc. (a)(b)	29,000	2,100
Hilb Rogal & Hobbs Co.	68,000	2,538
LandAmerica Financial Group, Inc.	74,100	4,791
Nelnet, Inc. ‘A’ (a)	112,500	4,276
State National Bancshares, Inc. (a)	56,000	1,456
United PanAm Financial Corp. (a)	70,582	1,762
VistaPrint Ltd. (a)	182,800	2,497

		19,420

Healthcare 20.5%
Angiotech Pharmaceuticals, Inc. (a)	274,200	3,844
BioMarin Pharmaceutical, Inc. (a)	240,000	2,095
Connetics Corp. (a)(b)	120,000	2,029
Cubist Pharmaceuticals, Inc. (a)	142,500	3,069
EPIX Pharmaceuticals, Inc. (a)(b)	300,000	2,310
ev3, Inc. (a)	102,000	1,913
Herbalife Ltd. (a)	63,600	1,917
Hologic, Inc. (a)	45,500	2,628
I-Flow Corp. (a)(b)	228,400	3,131
Nabi Biopharmaceuticals (a)	152,900	2,003
New River Pharmaceuticals, Inc. (a)(b)	99,690	4,779
OraSure Technologies, Inc. (a)	403,500	3,805
Par Pharmaceutical Cos., Inc. (a)	91,200	2,428
Pozen, Inc. (a)	192,400	2,114
Salix Pharmaceuticals Ltd. (a)(b)	370,000	7,863
Symmetry Medical, Inc. (a)	89,700	2,126
Ventana Medical Systems, Inc. (a)	125,400	4,774

		52,828

Technology 29.0%
Anteon International Corp. (a)	64,600	2,762
Avid Technology, Inc. (a)	49,000	2,029
Concur Technologies, Inc. (a)	275,000	3,402
eCollege.com, Inc. (a)(b)	190,000	2,823
Essex Corp. (a)	109,400	2,371
FLIR Systems, Inc. (a)	91,311	2,701
FormFactor, Inc. (a)(b)	133,942	3,057
InPhonic, Inc. (a)(b)	96,600	1,328
Kanbay International, Inc. (a)	240,000	4,512
Lionbridge Technologies, Inc. (a)	541,100	3,652
MatrixOne, Inc. (a)	463,300	2,437
Microsemi Corp. (a)(b)	116,700	2,980
Open Solutions, Inc. (a)	102,700	2,241
Packeteer, Inc. (a)	305,800	3,838
Phase Forward, Inc. (a)	370,000	4,044
Radware Ltd. (a)	393,800	7,502
Sapient Corp. (a)	650,000	4,062
SI International, Inc. (a)	80,000	2,478
Tessera Technologies, Inc. (a)	90,000	2,692
THQ, Inc. (a)(b)	165,000	3,518
Verint Systems, Inc. (a)	52,196	2,137
Websense, Inc. (a)	76,500	3,918
Wind River Systems, Inc. (a)	322,900	4,175

		74,659

Transportation 4.6%
DryShips, Inc. (b)	160,000	2,757
Knight Transportation, Inc.	117,500	2,862

Old Dominion Freight Line, Inc. (a)	87,700	2,937
OMI Corp. (b)	185,000	3,306

		11,862

Total Common Stock (Cost — $221,779)		258,577

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 24.4%

Collateral Invested for Securities on Loan (d) 24.2%
Adirondack 2005-1 Corp.
3.812% due 10/26/2005	$5,000	4,986
Bank of America N.A.
4.018% due 10/03/2005	4,000	4,000
Bavaria TRR Corp.
3.806% due 10/06/2005	1,426	1,425
Bavaria Universal Funding
3.731% due 10/31/2005	1,000	997
3.841% due 10/28/2005	3,000	2,991
Bayerische Landesbank
3.858% due 11/23/2005, FRN	1,000	1,000
Bear Stearns Co., Inc.
4.058% due 10/03/2005	13,000	13,000
Beta Finance, Inc., Series 3
4.005% due 8/01/2006, FRN (c)	2,000	2,000
Canadian Imperial Bank
3.900% due 10/03/2005	8,815	8,815
Citigroup Global Markets, Inc.
4.008% due 10/03/2005	13,000	13,000
Countrywide Bank N.A.
3.828% due 3/15/2006, FRN	2,000	2,000
Credit Suisse First Boston
4.068% due 2/27/2006, FRN	1,000	1,001
Davis Square Funding IV Corp.
3.812% due 10/20/2005	2,500	2,495
Dresdner Bank
zero coupon due 10/03/2005	983	983
Northern Rock PLC
3.690% due 2/03/2006, FRN (c)	1,000	1,000
Ormond Quay Funding LLC
3.829% due 10/21/2005	2,500	2,494

		62,187

Repurchase Agreement 0.2%
State Street Bank & Trust Co.
3.400% due 10/3/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.750% due 8/03/2015 valued at $577. Repurchase proceeds are $563.)	563	563

Total Short-Term Instruments (Cost — $62,751)		62,750

Total Investments 124.9% (Cost — $284,530)		321,327
Liabilities in excess of other assets (24.9)%		(64,048)

Net Assets 100.0%		$257,279

Notes to Schedule of Investments

(a)	Non-income producing.
(b)	All or portion of securities on loan with an aggregate market value of $59,708; cash collateral of $61,195 was received with which the Fund purchased short-term instruments.
(c)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.

Schedule of Investments

PEA Target Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 98.6%

Building 1.2%
Desarrolladora Homex S.A. de C.V. ADR (a)(b)	325,000	$9,981

Capital Goods 5.4%
Cooper Industries Ltd. ‘A’	125,000	8,643
Fluor Corp.	85,000	5,472
ITT Industries, Inc.	175,000	19,880
Rockwell Automation, Inc. (b)	175,000	9,257

		43,252

Communications 3.1%
NeuStar, Inc. ‘A’ (a)	225,000	7,198
NII Holdings, Inc. ‘B’ (a)(b)	215,000	18,156

		25,354

Consumer Discretionary 9.5%
Abercrombie & Fitch Co. ‘A’	150,000	7,478
Chico’s FAS, Inc. (a)(b)	375,000	13,800
Coach, Inc. (a)	340,000	10,662
Eddie Bauer Holdings, Inc. (a)	200,000	4,950
Harman International Industries, Inc. (b)	80,000	8,182
Michaels Stores, Inc.	385,000	12,728
O’Reilly Automotive, Inc. (a)	250,000	7,045
Outback Steakhouse, Inc.	185,000	6,771
Sonic Corp. (a)	200,000	5,470

		77,086

Consumer Services 11.7%
Corporate Executive Board Co.	140,000	10,917
Getty Images, Inc. (a)(b)	150,000	12,906
Harrah’s Entertainment, Inc.	140,000	9,127
Iron Mountain, Inc. (a)	325,000	11,927
Robert Half International, Inc.	350,000	12,456
Starwood Hotels & Resorts Worldwide, Inc. ‘B’, Unit (b)	200,000	11,434
Station Casinos, Inc.	140,000	9,290
UTI Worldwide, Inc.	85,000	6,605
XM Satellite Radio Holdings, Inc. ‘A’ (a)(b)	280,300	10,066

		94,728

Consumer Staples 0.8%
Whole Foods Market, Inc. (b)	45,000	6,050

Energy 7.0%
Chesapeake Energy Corp.	200,000	7,650
Consol Energy, Inc.	115,000	8,771
James River Coal Co. (a)(b)	200,000	10,094
National-Oilwell, Inc. (a)	235,000	15,463
Patterson-UTI Energy, Inc.	250,000	9,020
Sunoco, Inc.	75,000	5,865

		56,863

Financial & Business Services 7.0%
Affiliated Managers Group, Inc. (a)	28,700	2,074
AmeriCredit Corp. (a)(b)	325,000	7,758
Ameritrade Holding Corp. (a)	450,000	9,666
Brown & Brown, Inc.	125,000	6,211
MGIC Investment Corp. (b)	150,000	9,630
Nelnet, Inc. ‘A’ (a)	225,000	8,552
Salesforce.com, Inc. (a)(b)	550,000	12,716

		56,607

Healthcare 18.2%
Bausch & Lomb, Inc. (b)	125,000	10,085
Express Scripts, Inc. (a)	100,000	6,220
Gen-Probe, Inc. (a)	201,000	9,939
Health Net, Inc. (a)	225,000	10,647
Kinetic Concepts, Inc. (a)(b)	400,000	22,720
LifePoint Hospitals, Inc. (a)	160,000	6,997
Mentor Corp. (b)	150,000	8,251
Myogen, Inc. (a)	100,000	2,350
Nektar Therapeutics, Inc. (a)(b)	450,000	7,628
New River Pharmaceuticals, Inc. (a)	115,000	5,513
PacifiCare Health Systems, Inc. (a)(b)	100,000	7,978
Psychiatric Solutions, Inc. (a)	80,000	4,338
Quest Diagnostics, Inc. (b)	250,000	12,635
St. Jude Medical, Inc. (a)	275,000	12,870
Symmetry Medical, Inc. (a)	250,000	5,925
United Therapeutics Corp. (a)	50,000	3,490
Varian Medical Systems, Inc. (a)(b)	250,000	9,878

		147,464

Materials & Processing 4.3%
American Standard Cos., Inc.	175,000	8,146
Cytec Industries, Inc.	175,000	7,592
Ecolab, Inc. (b)	250,000	7,983
Vulcan Materials Co. (b)	150,000	11,131

		34,852

Technology 27.3%
Activision, Inc. (a)	350,000	7,157
Altera Corp. (a)	440,000	8,408
American Tower Corp. (a)(b)	350,000	8,733
Avid Technology, Inc. (a)	225,000	9,315
Broadcom Corp. ‘A’ (a)	325,000	15,246
Citrix Systems, Inc. (a)(b)	515,000	12,947
Cognizant Technology Solutions Corp. ‘A’ (a)	90,000	4,193
Comverse Technology, Inc. (a)	765,000	20,097
Cypress Semiconductor Corp. (a)(b)	750,000	11,288
eBay, Inc. (a)	210,000	8,652
Juniper Networks, Inc. (a)(b)	675,000	16,058
KLA-Tencor Corp.	40,900	1,994
Marvell Technology Group Ltd. (a)	400,000	18,444
Maxim Integrated Products, Inc.	47,200	2,013

Mercury Interactive Corp. (a)(b)	230,000	$9,108
Microchip Technology, Inc.	350,000	10,542
NAVTEQ Corp. (a)(b)	215,000	10,739
Symantec Corp. (a)	950,000	21,527
Symbol Technologies, Inc.	31,180	302
Tessera Technologies, Inc. (a)	300,000	8,973
TIBCO Software, Inc. (a)	1,750,000	14,630

		220,366

Transportation 3.1%
Expeditors International Washington, Inc.	150,000	8,517
J.B. Hunt Transport Services, Inc.	275,000	5,228
JetBlue Airways Corp. (a)(b)	300,000	5,280
Overseas Shipholding Group (b)	100,000	5,833

		24,858

Total Common Stocks (Cost — $635,118)		797,461

	Units
WARRANTS 0.7%

Financial & Business Services 0.7%
UTI Bank Ltd. - Exp. 6/27/2008 (a)(c) (Cost — $5,370)	900,000	5,435

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 25.6%

Collateral Invested for Securities on Loan (d) 25.4%
Adirondack 2005-1 Corp.
3.812% due 10/26/2005	$10,000	9,973
Bank Of America N.A.
4.018% due 10/03/2005	1,000	1,000
Bavaria TRR Corp.
3.806% due 10/07/2005	5,500	5,496
3.825% due 10/11/2005	3,000	2,997
Bavaria Universal Funding
3.731% due 10/31/2005	1,000	997
3.841% due 10/28/2005	3,000	2,991
Bayerische Landesbank
3.858% due 11/23/2005, FRN	1,000	1,000
Bear Stearns Co., Inc.
4.058% due 10/03/2005	41,000	41,000
Beta Finance, Inc., Series 3
4.005% due 8/01/2006, FRN (c)	2,000	2,000
Canadian Imperial Bank
3.900% due 10/03/2005	2,719	2,719
Citigroup Global Markets, Inc.
4.008% due 10/03/2005	37,000	37,000
Countrywide Bank N.A.
3.828% due 3/15/2006, FRN	17,000	17,000
Credit Suisse First Boston
4.068% due 2/27/2006, FRN	9,000	9,006
4.078% due 2/06/2006, FRN	5,000	5,003
Davis Square Funding III Corp.
3.829% due 10/20/2005	6,194	6,180
Davis Square Funding IV Corp.
3.812% due 10/20/2005	5,000	4,990
Fortis Bank
3.880% due 10/03/2005	10,000	10,000
Goldman Sachs Group L.P., Series 2
3.788% due 9/15/2006, FRN (c)	2,000	2,000
Morgan Stanley
3.920% due 2/03/2006, FRN	3,000	3,000
Northern Rock PLC
3.690% due 2/03/2006, FRN (c)	2,000	2,000
Ormond Quay Funding LLC
3.829% due 10/21/2005	8,000	7,982
Sigma Finance, Inc.
3.870% due 3/06/2006, FRN (c)	15,000	14,997
4.075% due 1/27/2006, FRN (c)	10,000	10,000
Skandinaviska Enskilda Bank
3.800% due 1/20/2006	3,000	3,000
Tango Finance Corp.
3.980% due 1/11/2006, FRN (c)	3,000	3,001

		205,332

Repurchase Agreement 0.2%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.05% due 1/26/2015 valued at $1,707. Repurchase proceeds are $1,670.)	1,670	1,670

Total Short-Term Instruments (Cost — $207,004)		207,002

Schedule of Investments

PEA Target Fund

September 30, 2005 (unaudited)

	Contracts	Value* (000s)
OPTIONS PURCHASED (a) 0.1%

Call Options 0.1%
Kinetic Concepts, Inc. (CBOE)
exercise price $60, expires 12/17/2005	292,500	$673
exercise price $60, expires 3/18/2006	13,000	60

Total Call Options Purchased (Cost — $874)		733

Total Investments 125.0% (Cost — $848,366)		1,010,631
Liabilities in excess of other assets (25.0)%		(202,433)

Net Assets 100.0%		$808,198

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or portion of securities on loan with an aggregate market value of $199,294; cash collateral of $205,320 was received with which the Fund purchased short-term instruments.
(c)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Securities purchased with cash proceeds from securities on loans.

Glossary:

ADR - American Depositary Receipt

Unit - More than one class of securities traded together.

Schedule of Investments

RCM Biotechnology Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 99.4%

Healthcare 99.4%
Abgenix, Inc. (a)(c)	1,057,000	$13,403
Alexion Pharmaceuticals, Inc. (a)(c)	368,800	10,208
Amgen, Inc. (a)(b)	189,300	15,081
AVANIR Pharmaceuticals ‘A’ (a)(c)	788,000	2,435
Biogen Idec, Inc. (a)	189,056	7,464
Celgene Corp. (a)	359,470	19,526
Cotherix, Inc. (a)(c)	408,500	5,699
CV Therapeutics, Inc. (a)(c)	348,000	9,309
Cytokinetics, Inc. (a)	276,100	2,247
Discovery Laboratories, Inc. (a)(c)	1,084,950	6,998
DOV Pharmaceutical, Inc. (a)(c)	689,750	11,712
Genentech, Inc. (a)(b)	291,426	24,541
Genzyme Corp. (a)(b)	160,030	11,465
Gilead Sciences, Inc. (a)	390,470	19,039
Illumina, Inc. (a)	270,750	3,468
Invitrogen Corp. (a)(c)	49,070	3,692
Medarex, Inc. (a)(c)	330,000	3,142
MGI Pharma, Inc. (a)(c)	456,450	10,640
Nabi Biopharmaceuticals (a)(c)	1,040,910	13,636
Nektar Therapeutics, Inc. (a)(c)	509,773	8,641
NitroMed, Inc. (a)	557,550	10,036
NPS Pharmaceuticals, Inc. (a)	402,000	4,064
OSI Pharmaceuticals, Inc. (a)(c)	133,600	3,906
Panacos Pharmaceuticals, Inc. (a)(c)	525,500	5,118
Progenics Pharmaceuticals, Inc. (a)(c)	267,990	6,354
Protein Design Labs, Inc. (a)	241,560	6,764
Rigel Pharmaceuticals, Inc. (a)	258,990	6,156
SuperGen, Inc. (a)	1,135,560	7,154
Telik, Inc. (a)	267,000	4,368
United Therapeutics Corp. (a)	72,200	5,040
Vaxgen, Inc. (a)(c)	207,570	3,010
Vion Pharmaceuticals, Inc. (a)(c)	1,243,840	2,699
Zymogenetics, Inc. (a)	344,650	5,687

Total Common Stock (Cost — $251,454)		272,702

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 30.6%

Collateral Invested for Securities on Loan (e) 30.6%
Adirondack 2005-1 Corp.
3.812% due 10/26/2005	$8,000	7,978
Bavaria TRR Corp.
3.825% due 10/11/2005	3,000	2,997
Bavaria Universal Funding
3.731% due 10/31/2005	1,000	997
Bayerische Landesbank
3.858% due 11/23/2005, FRN	1,000	1,000
Bear Stearns Co., Inc.
4.058% due 10/03/2005	13,000	13,000
Beta Finance, Inc., Series 3
4.005% due 8/01/2006, FRN (d)	2,000	2,000
Canadian Imperial Bank
3.900% due 10/03/2005	2,110	2,110
Citigroup Global Markets, Inc.
4.008% due 10/03/2005	14,000	14,000
Countrywide Bank N.A.
3.828% due 3/15/2006, FRN	3,000	3,000
Credit Suisse First Boston
4.068% due 2/27/2006, FRN	5,000	5,004
4.078% due 2/06/2006, FRN	7,000	7,005
Davis Square Funding IV Corp.
3.812% due 10/20/2005	2,000	1,996
Fortis Bank
3.880% due 10/03/2005	8,000	8,000
Goldman Sachs Group L.P., Series 2
3.788% due 9/15/2006, FRN (d)	2,000	2,000
Lakeside Funding LLC
3.748% due 10/11/2005	2,000	2,000
Ormond Quay Funding LLC
3.829% due 10/21/2005	8,000	7,982
Tango Finance Corp.
3.980% due 1/11/2006, FRN (d)	3,000	3,001

Total Short-Term Instruments (Cost — $84,066)		84,070

Total Investments before securities sold short 130.0% (Cost — $335,520)		356,772

	Shares
SECURITIES SOLD SHORT (1.2)%

Vertex Pharmaceuticals, Inc. (a) (Proceeds $2,836)	152,000	(3,397)

Total Investments net of securities sold short 128.8% (Cost — $332,684)		353,375
Liabilities in excess of other assets (28.8)%		(78,888)

Net Assets 100.0%		$274,487

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or partial amount segregated as collateral for short sales.
(c)	All or portion of securities on loan with an aggregate market value of $80,829; cash collateral of $84,059 was received with which the Fund purchased short-term instruments.
(d)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise noted, these securities are not to be considered illiquid.
(e)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.

Schedule of Investments

RCM Financial Services Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 91.8%

Consumer Services 3.7%
Axis Capital Holding, Ltd.	2,700	$77
Isewan Terminal Service Co. Ltd.	5,000	28
Sumitomo Warehouse Co. Ltd.	3,000	18

		123

Financial & Business Services 88.1%
AFLAC, Inc.	1,800	82
American Express Co.	2,300	132
American International Group, Inc. (b)	3,300	204
Ameritrade Holding Corp. (a)	900	19
Bank of Hawaii Corp.	1,100	54
Canadian Imperial Bank of Commerce	550	34
Citigroup, Inc. (b)	3,400	155
City National Corp.	1,250	88
Deutsche Bank AG	350	33
Endurance Specialty Holdings Ltd.	1,300	44
Federated Investors, Inc.	2,000	66
Franklin Resources, Inc.	1,800	151
Freddie Mac	2,000	113
Genworth Financial, Inc. ‘A’	1,100	36
Goldman Sachs Group, Inc.	1,550	188
James River Group, Inc. (a)	4,000	70
Joyo Bank Ltd.	10,000	61
Lazard Ltd. ‘A’	3,540	90
MBNA Corp.	1,800	44
Mellon Financial Corp.	3,344	107
Merrill Lynch & Co., Inc.	2,850	175
Mitsubishi Tokyo Financial Group, Inc.	2	26
National Australia Bank Ltd.	2,500	63
Nishi-Nippon City Bank Ltd.	6,000	30
Northern Trust Corp.	2,050	104
Nuveen Investments, Inc. ‘A’	1,800	71
OptionsXpress Holding, Inc.	900	17
Preferred Bank	1,600	64
Shizuoka Bank Ltd.	3,000	31
TradeStation Group, Inc. (a)	3,500	36
UBS AG	550	47
U.S. Bancorp	4,700	132
Wachovia Corp.	3,200	152
Zions Bancorporation	3,000	214

		2,933

Total Common Stock (Cost — $2,757)		3,056

EXCHANGE-TRADED FUND 2.9%

Financial Select Sector SPDR Fund (Cost — $99)	3,300	98

	Principal Amount (000s)
SHORT-TERM INSTRUMENT 1.3%

Repurchase Agreement 1.3%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.75% due 8/03/2015 valued at $45. Repurchase proceeds are $42.)	$42	42

Total Investments before securities sold short 96.0% (Cost — $2,898)		3,196

	Shares
SECURITIES SOLD SHORT (0.9)%

Financial & Business Services (0.9)%
Ameriprise Financial, Inc	460	(17)
BofI Holding, Inc.	1,650	(14)

.		(31)

Total Securities Sold Short (Proceeds — $33)
Total Investments net of securities sold short 95.1% (Cost — $2,865)		3,165
Other assets less liabilities 4.9%		165

Net Assets 100.0%		$3,330

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or partial amount segregated as collateral for short sales.

Schedule of Investments

RCM Global Healthcare Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 97.9%

Financial & Business Services 1.0%
Universal American Financial Corp. (a)	70,870	$1,611

Healthcare 94.4%
Abbott Laboratories	180,000	7,632
Aetna, Inc.	42,640	3,673
Affymetrix, Inc. (a)	32,400	1,498
Amgen, Inc. (a)	49,410	3,937
AstraZeneca PLC	66,000	3,083
Barr Laboratories, Inc. (a)	60,260	3,309
Baxter International, Inc.	83,880	3,344
Biogen Idec, Inc. (a)	38,100	1,504
C.R. Bard, Inc.	25,800	1,704
Caremark Rx, Inc. (a)	62,700	3,131
Celgene Corp. (a)	28,900	1,570
Cytyc Corp. (a)	67,860	1,822
Dade Behring Holdings, Inc.	43,840	1,607
Forest Laboratories, Inc. (a)	53,200	2,073
Genentech, Inc. (a)	26,100	2,198
Genzyme Corp. (a)	26,600	1,906
Gilead Sciences, Inc. (a)	94,550	4,610
GlaxoSmithKline PLC	108,500	2,768
Health Net, Inc. (a)	82,130	3,886
Inamed Corp. (a)	38,530	2,916
Johnson & Johnson (b)	106,030	6,710
Medco Health Solutions, Inc. (a)	87,700	4,809
Medimmune, Inc. (a)	52,900	1,780
Medtronic, Inc.	156,470	8,390
Nabi Biopharmaceuticals (a)(c)	111,545	1,461
Nektar Therapeutics, Inc. (a)(c)	130,000	2,204
NitroMed, Inc. (a)(c)	81,320	1,464
Novartis AG	103,300	5,254
Noven Pharmaceuticals, Inc. (a)	97,600	1,366
PacifiCare Health Systems, Inc. (a)	55,430	4,422
Pfizer, Inc.	297,000	7,416
Ranbaxy Laboratories Ltd. GDR (c)	70,000	798
Roche Holdings AG - Genusschein	38,960	5,413
Sanofi-Aventis	60,800	5,035
Shire Pharmaceuticals Group PLC ADR	147,720	5,464
St. Jude Medical, Inc. (a)	111,780	5,231
UnitedHealth Group, Inc. (c)	66,300	3,726
Vion Pharmaceuticals, Inc. (a)(c)	261,430	567
WellPoint, Inc. (a)	123,940	9,397
Wyeth	102,740	4,754

		143,832

Technology 2.5%
Eclipsys Corp. (a)	92,200	1,645
Fisher Scientific International, Inc. (a)(c)	33,370	2,071
WebMD Health Corp. (a)	2,200	54

		3,770

Total Common Stock (Cost — $141,143)		149,213

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 9.2%

Collateral Invested for Securities on Loan (e) 7.7%
Bavaria Universal Funding
3.731% due 10/31/2005	$500	499
Bear Stearns Co., Inc.
4.058% due 10/03/2005	7,000	7,000
Beta Finance, Inc., Series 3
4.005% due 8/01/2006, FRN (d)	2,000	2,000
Canadian Imperial Bank
3.900% due 10/03/2005	1,242	1,242
Goldman Sachs Group L.P., Series 2
3.788% due 9/15/2006, FRN (d)	1,000	1,000

		11,741

Repurchase Agreement 1.5%
State Street Bank & Trust Co.
3.400% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.020% due 6/04/2018 valued at $2,354. Repurchase proceeds are $2,306.)	2,305	2,305

Total Short-Term Instruments (Cost — $14,046)		14,046

Total Investments before options written 107.1% (Cost — $155,189)		163,259

	Contracts
OPTIONS WRITTEN (a) (0.0)%
Call Options (0.0)%
Caremark Rx, Inc. (CBOE) strike price $55, expires 03/18/2006 (Premiums received $7)	5,000	(8)

Total Investments net of options written (Cost — $155,182)		163,251
Liabilities in excess of other assets (7.1)%		(10,887)

Net Assets 100.0%		$152,364

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or partial amount segregated as collateral for options.
(c)	All or portion of securities on loan with an aggregate market value of $11,324; cash collateral of $11,741 was received with which the Fund purchased short-term instruments.
(d)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR - American Depositary Receipt

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.

GDR - Global Depositary Receipt

Schedule of Investments

RCM Global Resources Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 99.3%

Australia 5.3%
BHP Billiton Ltd.	10,210	$174
Rio Tinto Ltd.	2,210	100

		274

Bermuda 2.3%
Nabors Industries Ltd. (a)	1,660	119

Canada 9.7%
Canadian Natural Resources Ltd.	6,640	300
Suncor Energy, Inc.	3,211	195

		495

Finland 2.7%
Neste Oil Oyj (a)	3,750	138

France 4.2%
Companie Generale de Geophysique S.A. (a)	790	82
Total S.A.	480	131

		213

United Kingdom 5.9%
BP PLC	12,018	142
Rio Tinto PLC	1,270	52
Xstrata PLC	4,080	106

		300

United States 69.2%
Apache Corp.	1,180	89
Arch Coal, Inc.	2,620	177
Baker Hughes, Inc.	3,430	205
ConocoPhillips	3,470	243
ENSCO International, Inc.	2,790	130
EOG Resources, Inc.	2,040	153
Grant Prideco, Inc. (a)	2,400	98
Halliburton Co.	4,040	277
Marathon Oil Corp.	1,540	106
Massey Energy Co.	940	48
National-Oilwell Varco, Inc. (a)	1,920	126
Newfield Exploration Co. (a)	3,000	147
Noble Corp.	2,620	179
Noble Energy, Inc.	2,380	112
Peabody Energy Corp.	1,980	167
Range Resources Corp.	3,480	134
Schlumberger Ltd.	1,510	127
Southwestern Energy Co. (a)	1,240	91
Superior Well Services, Inc. (a)	2,000	46
Transocean, Inc. (a)	2,260	139
Ultra Petroleum Corp. (a)	2,760	157
Valero Energy Corp.	2,550	288
Weatherford International Ltd. (a)	1,580	108
XTO Energy, Inc.	4,240	192

		3,539

Total Common Stock (Cost — $3,634)		5,078

	Principal Amount (000s)
SHORT-TERM INSTRUMENT 0.4%

Repurchase Agreement 0.4%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Fannie Mae 6.25% due 5/15/2029 valued at 24. Repurchase proceeds are $18.)	$18	18

Total Investments 99.7% (Cost — $3,652)		5,096
Other assets less liabilities 0.3%		17

Net Assets 100.0%		$5,113

Note to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

RCM Global Small-Cap Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 96.4%

Austria 2.2%
Uniqa Versicherungen AG	47,600	$1,002
Wiener Staedtische Allgemeine Versicherung AG	16,700	938
Wienerberger AG	16,600	654

		2,594

Brazil 0.8%
Gol Linhas Aereas Inteligentes S.A. ADR (d)	30,000	974

Canada 2.1%
Compton Petroleum Corp. (a)	113,600	1,534
Ultra Petroleum Corp. (a)	15,170	863

		2,397

China 0.5%
China Medical Technologies, Inc. ADR (a)	27,520	606

Finland 0.9%
YIT-Yhtyma Oyj	23,850	1,013

France 3.5%
Acadomia Group	13,160	442
April Group	11,860	421
BioMerieux	12,210	627
Companie Generale de Geophysique S.A. (a)	7,820	817
Elior	44,780	622
Neopost S.A.	11,600	1,125

		4,054

Germany 5.8%
Grenke Leasing AG	22,860	1,168
Hugo Boss AG	33,300	1,130
Leoni AG	33,550	1,075
Pfeiffer Vacuum Technology AG	14,320	714
Premiere AG (a)	27,200	762
Salzgitter AG	23,360	1,157
Technotrans AG	30,900	663

		6,669

Ireland 1.9%
Kingspan Group PLC	58,000	746
Paddy Power PLC	49,230	867
United Drug PLC	142,603	572

		2,185

Italy 1.2%
Meta Modena S.p.A.	208,670	738
Tod’s S.p.A.	9,990	603

		1,341

Japan 15.1%
ABC-Mart, Inc.	21,000	408
ABC-Mart, Inc. (a)(b)	14,400	291
Aeon Mall Co. Ltd.	25,000	975
Aida Engineering Ltd.	122,000	780
Asahi Intecc Co. Ltd.	24,200	550
Bookoff Corp.	26,500	580
Cyber Agent Ltd.	204	373
Cyber Agent Ltd. (a)(b)	195	356
Daifuku Co. Ltd.	57,000	776
Hoosiers Corp.	217	843
Iwatani International Corp.	176,800	578
Japan Asia Investment Co. Ltd.	67,000	354
Kayaba Industry Co. Ltd.	209,000	870
Meiko Shokai Co. Ltd.	48,000	811
Moshi Moshi Hotline, Inc.	5,500	525
Musashi Seimitsu Industry Co. Ltd.	22,400	534
NIWS Co. Ltd.	620	744
Park24 Co. Ltd.	28,500	610
Ricoh Leasing Co. Ltd.	24,900	694
Ryohin Keikaku Co. Ltd.	13,100	845
Sumitomo Titanium Corp. (a)(b)	8,550	896
Sumitomo Titanium Corp.	8,850	947
Takiron Co. Ltd.	89,000	351
Tokai Carbon Co. Ltd.	147,000	658
Tokyo Tatemono Co. Ltd.	101,000	826
Usen Corp.	22,400	584
USS Co. Ltd.	9,400	669

		17,428

Mexico 0.8%
Organizacion Soriana S.A. de C.V. ‘B’ (a)	213,100	895

Netherlands 5.0%
Athlon Holding NV	22,200	587
Brunel International NV	49,000	952
Kendrion NV (a)	381,700	864
Stork NV	13,000	645
Tele Atlas NV (a)	41,490	1,433
TomTom NV (a)	28,900	1,304

		5,785

Norway 1.8%
Aker Kvaerner ASA (a)	19,800	1,168
Prosafe ASA	25,300	946

		2,114

Poland 0.8%
Agora S.A.	47,200	985

Russia 2.0%
OAO Pharmacy Chain 36.6 (a)	27,000	694
Rostelecom ADR (d)	52,100	780
Seventh Continent (a)	37,000	888

		2,362

Singapore 0.9%
Cosco Corp. Singapore Ltd.	309,000	465
First Engineering Ltd.	777,000	603

		1,068

South Korea 0.6%
MegaStudy Co. Ltd. (a)	15,500	666

Spain 1.6%
Banco Pastor S.A.	18,670	852
Corp. Dermoestetica (a)	75,950	977

		1,829

Switzerland 4.4%
Bank Sarasin & Cie AG	520	1,166
Georg Fischer AG (a)	3,120	1,076
Jelmoli Holding AG	540	764
Lindt & Spruengli AG	63	1,045
Micronas Semiconductor Holding AG (a)	22,870	981

		5,032

United Kingdom 7.1%
Burren Energy PLC	53,620	788
C&C Group PLC	157,330	920
Carillion PLC	134,800	630
IAWS Group PLC	46,910	695
NETeller PLC (a)	77,740	1,136
NextGen Sciences, Ltd. (c)	27,000	167
Northgate Information Solutions PLC (a)	639,180	909
Northgate PLC	28,200	563
Paladin Resources PLC	155,810	871
Punch Taverns PLC	57,340	811
Sportingbet PLC (a)	130,560	718

		8,208

United States 37.4%
Advanced Analogic Technologies, Inc. (a)	34,230	383
Advisory Board Co. (a)	18,100	942
Affiliated Managers Group, Inc. (a)(d)	16,950	1,228
Anteon International Corp. (a)	16,500	706
BE Aerospace, Inc. (a)	34,100	565
BJ’s Restaurants, Inc. (a)(d)	19,500	398
Carter’s, Inc. (a)	15,590	886
Central European Distribution Corp. (a)(d)	25,320	1,078
Central European Media Enterprises Ltd. ‘A’ (a)	20,360	1,075
Central Garden and Pet Co. (a)	18,000	814
Cogent, Inc. (a)	18,050	429
Comstock Homebuilding Cos., Inc. ‘A’ (a)	36,270	722
CRA International, Inc. (a)	9,200	384
Cumulus Media, Inc. ‘A’ (a)	22,070	276
CV Therapeutics, Inc. (a)(d)	18,460	494
Cypress Semiconductor Corp. (a)(d)	48,090	724
Diamond Foods, Inc. (a)	32,500	556
Energy Conversion Devices, Inc. (a)(d)	20,800	934
Epicor Software Corp. (a)	30,000	390
FEI Co. (a)	26,320	507
FormFactor, Inc. (a)(d)	22,500	513
Foundation Coal Holdings, Inc.	31,080	1,195
Gen-Probe, Inc. (a)	7,930	392
GFI Group, Inc. (a)	20,830	858
Haemonetics Corp. (a)	18,600	884
Hansen Natural Corp. (a)(d)	14,700	692
Hibbett Sporting Goods, Inc. (a)	35,400	788
Ionatron, Inc. (a)(d)	53,000	534
Jarden Corp. (a)(d)	32,190	1,322
Jones Lang LaSalle, Inc.	19,910	917
Korn/Ferry International (a)	38,770	635
Life Time Fitness, Inc. (a)	29,360	973
Maidenform Brands, Inc. (a)	43,900	604
Monro Muffler Brake, Inc.	23,500	617
Nabi Biopharmaceuticals (a)(d)	25,000	327
NeuStar, Inc. ‘A’ (a)	20,260	648
Peet’s Coffee & Tea, Inc. (a)	17,000	521
PF Chang’s China Bistro, Inc. (a)(d)	8,320	373
Quiksilver, Inc. (a)	37,970	549
RARE Hospitality International, Inc. (a)	20,360	523
RightNow Technologies, Inc. (a)(d)	44,200	651
Ruth’s Chris Steak House (a)	13,570	249
Sapient Corp. (a)	76,540	478
Signature Bank & Trust (a)	24,730	667
Sonic Corp. (a)	15,740	430
Sonus Networks, Inc. (a)	107,000	621
Standard Pacific Corp.	26,000	1,079
Stone Energy Corp. (a)	14,000	855
Superior Well Services, Inc. (a)	32,000	739
Tekelec (a)	29,140	610
Tempur-Pedic International, Inc. (a)(d)	54,100	641
The9 Ltd. ADR (a)(d)	16,000	302
THQ, Inc. (a)(d)	20,000	426
TNS, Inc. (a)	29,000	703
Unit Corp. (a)	14,640	809
United Natural Foods, Inc. (a)	25,460	900
United Rentals, Inc. (a)	27,700	546
Universal Technical Institute, Inc. (a)	15,840	564
UNOVA, Inc. (a)	26,500	927
Varian Semiconductor Equipment Associates, Inc. (a)	17,130	726
VCA Antech, Inc. (a)	36,310	927
Virginia Commerce Bancorp (a)	25,100	680
WebSideStory, Inc. (a)	34,100	604
Wintrust Financial Corp.	14,280	718

		43,208

Total Common Stock (Cost — $89,892)		111,413

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 15.5%

Collateral Invested for Securities on Loan (e) 9.1%
Adirondack 2005-1 Corp.
3.812% due 10/26/2005	$2,000	1,994
Canadian Imperial Bank
3.900% due 10/03/2005	3,097	3,097
Davis Square Funding IV Corp.
3.812% due 10/20/2005	2,500	2,495
Ormond Quay Funding LLC
3.829% due 10/21/2005	3,000	2,993

		10,579

Repurchase Agreement 6.4%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.75% due 8/03/2015 valued at $7,528. Repurchase proceeds are $7,381.)	7,379	7,379

Total Short-Term Instruments (Cost — $17,959)		17,958

Total Investments 111.9% (Cost — $107,851)		129,371
Liabilities in excess of other assets (11.9)%		(13,776)

Net Assets 100.0%		$115,595

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	When-issued or delayed-delivery security. To be settled/delivered after September 30, 2005.
(c)	Fair-valued.
(d)	All or portion of securities on loan with an aggregate market value of $10,215; cash collateral of $10,575 was received with which the Fund purchased short-term instruments.
(e)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR - American Depositary Receipt

Schedule of Investments

RCM International Growth Equity Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 99.0%

Australia 5.1%
Alumina, Ltd.	273,400	$1,279
Brambles Industries Ltd.	99,325	673
Rio Tinto Ltd.	28,000	1,264

		3,216

Belgium 1.0%
KBC Groep NV	7,475	606

China 2.9%
China Mobile (Hong Kong) Ltd.	139,500	687
SINA Corp. (a)	19,925	548
Television Broadcasting Ltd.	106,000	636

		1,871

France 12.0%
Accor S.A.	20,125	1,019
AXa S.A.	25,600	704
Axalto Holding NV (a)	17,241	633
Companie Generale de Geophysique S.A. (a)	5,534	578
France Telecom S.A.	24,317	700
Sanofi-Aventis	14,550	1,205
Total S.A.	5,550	1,511
Vinci S.A.	7,300	629
Vivendi Universal S.A.	18,150	594

		7,573

Germany 6.7%
Bayer AG	34,294	1,258
Puma AG Rudolf Dassler Sport	2,270	617
SAP AG	3,601	623
Schwarz Pharma AG	13,200	813
Siemens AG	11,700	904

		4,215

Greece 2.0%
Hellenic Telecommunications Organization S.A. (a)	28,660	572
National Bank of Greece S.A.	17,325	688

		1,260

Hong Kong 2.3%
Cheung Kong Ltd.	72,000	816
Li & Fung Ltd.	278,000	644

		1,460

Italy 4.1%
Banca Intesa S.p.A.	130,050	607
Eni S.p.A	25,025	742
Fastweb (a)	13,700	614
Unicredito Italiano S.p.A.	110,675	625

		2,588

Japan 24.6%
Canon, Inc.	16,400	890
Daito Trust Construct Co. Ltd.	18,800	824
Fanuc Ltd.	8,600	699
Joyo Bank Ltd.	120,000	734
Kubota Corp.	97,000	676
Mitsubishi Tokyo Financial Group, Inc.	106	1,388
Mitsui Fudosan Co. Ltd.	91,000	1,374
Mizuho Financial Group, Inc.	185	1,183
Nikko Cordial Corp.	78,500	915
NTT DoCoMo, Inc.	362	648
Orix Corp.	5,800	1,051
Rakuten, Inc.	810	622
Resona Holdings, Inc. (a)	440	1,142
SMC Corp.	3,900	522
Takeda Pharmaceutical Co. Ltd.	12,000	718
Takefuji Corp.	9,340	731
Toyota Motor Corp.	31,100	1,435

		15,552

Netherlands 5.2%
ASML Holding NV (a)	36,550	602
Koninklijke (Royal) KPN NV	68,907	619
Royal Numico NV (a)	20,950	917
SBM Offshore NV	7,575	633
Vedior NV	38,600	548

		3,319

Singapore 1.0%
SembCorp Industries Ltd.	351,520	624

South Korea 1.0%
Samsung Electronics Co. Ltd.	1,080	612

Sweden 1.1%
Atlas Copco AB ‘A’	36,000	697

Switzerland 9.8%
Credit Suisse Group	21,693	962
Nestle S.A.	3,885	1,141
Novartis AG	25,280	1,286
Roche Holdings AG	8,930	1,241
Swiss Reinsurance	9,075	596
UBS AG	11,275	961

		6,187

Taiwan 0.0%
United Microelectronics Corp. ADR (b)	1	—	(b)

United Kingdom 20.2%
Anglo Irish Bank Corp. PLC	48,175	656
Barclays PLC	60,791	614
BHP Billiton PLC	93,450	1,510
Cadbury Schweppes PLC	118,400	1,196
Cairn Energy USA, Inc. PLC (a)	17,994	619
Diageo PLC	40,000	576
GlaxoSmithKline PLC	63,875	1,629

Man Group PLC	25,025	$731
Reckitt Benckiser PLC	27,125	827
Sage Group PLC	147,223	599
Serco Group PLC	128,600	583
Shire Pharmaceuticals PLC	50,074	611
Sportingbet PLC (a)	108,075	594
Vodafone Group PLC	458,540	1,193
WPP Group PLC	83,250	849

		12,787

Total Common Stock (Cost — $55,637)		62,567

	Principal Amount (000s)
SHORT-TERM INSTRUMENT 0.7%

Repurchase Agreement 0.7%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Federal Home Loan Bank 2.50% due 12/15/2005 valued at $435. Repurchase proceeds are $426.)	$426	426

Total Investments 99.7% (Cost — $56,063)		62,993
Other assets less liabilities 0.3%		195

Net Assets 100.0%		$63,188

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	Amount is less than $500.

Glossary:

ADR - American Depositary Receipt

Schedule of Investments

RCM Large-Cap Growth Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 98.8%

Aerospace 3.7%
Boeing Co.	131,000	$8,901
United Technologies Corp.	195,500	10,135

		19,036

Capital Goods 3.7%
General Electric Co.	568,350	19,136

Consumer Discretionary 8.4%
Coach, Inc. (a)	202,500	6,350
J.C. Penney Co., Inc.	215,050	10,198
Nike, Inc. ‘B’	107,500	8,781
Target Corp.	146,000	7,582
Walgreen Co. (b)	238,275	10,353

		43,264

Consumer Services 4.7%
Carnival Corp. (b)	194,000	9,696
Marriott International, Inc. ‘A’	113,000	7,119
Univision Communications, Inc. ‘A’ (a)(b)	278,000	7,375

		24,190

Consumer Staples 6.1%
Gillette Co.	154,500	8,992
PepsiCo, Inc.	254,500	14,433
Procter & Gamble Co. (b)	141,800	8,431

		31,856

Energy 9.3%
Baker Hughes, Inc.	113,000	6,744
Canadian Natural Resources Ltd.	114,100	5,156
ConocoPhillips	169,500	11,850
Noble Corp.	106,400	7,284
Smith International, Inc.	157,000	5,230
XTO Energy, Inc.	261,500	11,851

		48,115

Financial & Business Services 12.4%
AFLAC, Inc.	142,150	6,439
American International Group, Inc.	104,400	6,469
Citigroup, Inc.	281,250	12,802
Franklin Resources, Inc. (b)	154,000	12,930
Merrill Lynch & Co., Inc.	185,500	11,380
U.S. Bancorp (b)	139,000	3,903
Zions Bancorporation	146,800	10,454

		64,377

Healthcare 20.3%
Abbott Laboratories	314,375	13,330
Aetna, Inc. (b)	110,500	9,518
Genentech, Inc. (a)	85,700	7,217
Gilead Sciences, Inc. (a)	179,500	8,752
Health Net, Inc. (a)	125,100	5,920
IVAX Corp. (a)(b)	239,000	6,300
Johnson & Johnson	115,000	7,277
Medtronic, Inc. (b)	234,450	12,571
Novartis AG ADR	151,900	7,747
Pfizer, Inc.	337,000	8,415
UnitedHealth Group, Inc.	184,000	10,341
Wyeth	170,600	7,894

		105,282

Technology 30.2%
Apple Computer, Inc. (a)	232,500	12,464
Autodesk, Inc.	128,900	5,986
Broadcom Corp. ‘A’ (a)	252,225	11,832
Corning, Inc. (a)	315,600	6,101
EMC Corp. (a)	649,000	8,398
Google, Inc. ‘A’ (a)(b)	33,221	10,513
Hewlett-Packard Co.	486,200	14,197
Juniper Networks, Inc. (a)	220,400	5,243
Marvell Technology Group Ltd. (a)(b)	174,900	8,065
Microsoft Corp.	296,000	7,616
Motorola, Inc.	343,700	7,592
NCR Corp. (a)	205,000	6,542
Oracle Corp. (a)	831,600	10,303
Pixar, Inc. (a)	16,450	732
SanDisk Corp. (a)	203,850	9,836
Symantec Corp. (a)	335,000	7,591
Texas Instruments, Inc.	347,700	11,787
Yahoo!, Inc. (a)(b)	348,600	11,797

		156,595

Total Common Stock (Cost — $447,727)		511,851

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 13.4%

Collateral Invested for Securities on Loan (d) 13.1%
Bank of America N.A.
4.018% due 10/21/2005	$1,000	1,000
Bavaria Universal Funding
3.731% due 10/31/2005	1,000	997
Beta Finance, Inc., Series 3
4.005% due 8/01/2006, FRN (c)	2,000	2,000
Canadian Imperial Bank
3.900% due 10/03/2005	849	849
Citigroup Global Markets, Inc.
4.008% due 10/03/2005	4,000	4,000
Countrywide Bank N.A.
3.828% due 3/15/2006, FRN	1,000	1,000
3.870% due 2/27/2006, FRN	5,000	5,000
Credit Suisse First Boston
4.068% due 2/27/2006, FRN	11,000	11,008

Davis Square Funding III Corp.
3.829% due 10/20/2005	$8,000	$7,981
Davis Square Funding IV Corp.
3.812% due 10/20/2005	1,000	998
Fortis Bank
3.880% due 10/03/2005	4,000	4,000
Goldman Sachs Group L.P., Series 2
3.788% due 9/15/2006, FRN (c)	15,000	15,003
Morgan Stanley
3.920% due 2/03/2006, FRN	3,000	3,000
Ormond Quay Funding LLC
3.829% due 10/21/2005	6,000	5,987
Skandinaviska Enskilda Bank
3.800% due 1/20/2006	2,000	2,000
Tango Finance Corp.
3.980% due 1/11/2006, FRN (c)	3,000	3,001

		67,824

Repurchase Agreement 0.3%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.75% due 8/03/2015 valued at $1,419. Repurchase proceeds are $1,391.)	1,391	1,391

Total Short-Term Instruments (Cost — $69,210)		69,215

Total Investments 112.2% (Cost — $516,937)		581,066
Liabilities in excess of other assets (12.2)%		(63,180)

Net Assets 100.0%		$517,886

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or portion of securities on loan with an aggregate market value of $65,712; cash collateral of $67,815 was received with which the Fund purchased short-term instruments.
(c)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise noted, these securities are not to be considered illiquid.
(d)	Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR - American Depositary Receipt

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.

Schedule of Investments

RCM Mid-Cap Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 97.2%

Aerospace 1.4%
Goodrich Corp.	42,300	$1,876

Building 0.7%
Pulte Homes, Inc.	8,600	369
Toll Brothers, Inc. (a)	11,200	500

		869

Capital Goods 3.5%
Chicago Bridge & Iron Co. NV	52,200	1,623
Ingersoll-Rand Co. Ltd. ‘A’	44,000	1,682
UNOVA, Inc. (a)	34,100	1,193

		4,498

Communications 1.7%
NeuStar, Inc. ‘A’ (a)	31,200	998
Nextel Partners, Inc. ‘A’ (a)	12,550	315
NII Holdings, Inc. ‘B’ (a)	11,200	946

		2,259

Consumer Discretionary 10.3%
Cheesecake Factory, Inc. (a)	11,900	372
Coach, Inc. (a)	53,050	1,664
Hot Topic, Inc. (a)	56,400	866
J.C. Penney Co., Inc.	55,200	2,617
Nordstrom, Inc.	51,200	1,757
Outback Steakhouse, Inc.	25,700	941
Polo Ralph Lauren Corp. ‘A’	42,300	2,128
Quiksilver, Inc. (a)	106,030	1,532
Williams-Sonoma, Inc. (a)(b)	40,812	1,565

		13,442

Consumer Services 10.3%
Axis Capital Holding, Ltd.	12,417	354
Corporate Executive Board Co.	19,300	1,505
Hilton Hotels Corp.	98,200	2,192
Moody’s Corp.	6,750	345
Royal Caribbean Cruises Ltd.	47,400	2,047
Starwood Hotels & Resorts Worldwide, Inc. ‘B’, Unit	41,100	2,350
Univision Communications, Inc. ‘A’ (a)	15,900	422
UTI Worldwide, Inc.	22,420	1,742
XM Satellite Radio Holdings, Inc. ‘A’ (a)(b)	67,029	2,407

		13,364

Consumer Staples 3.3%
Clorox Co.	12,100	672
Constellation Brands, Inc. ‘A’ (a)	70,300	1,828
Safeway, Inc. (b)	69,100	1,769

		4,269

Energy 12.7%
Arch Coal, Inc. (b)	7,300	493
ENSCO International, Inc.	16,700	778
EOG Resources, Inc.	21,900	1,640
Freescale Semiconductor, Inc. ‘B’ (a)(b)	64,900	1,530
National-Oilwell Varco, Inc. (a)	30,800	2,027
Newfield Exploration Co. (a)	34,200	1,679
Noble Corp. (b)	27,400	1,876
Noble Energy, Inc.	10,000	469
Peabody Energy Corp.	22,000	1,856
Ultra Petroleum Corp. (a)	7,800	444
Weatherford International Ltd. (a)	24,923	1,711
XTO Energy, Inc.	45,275	2,052

		16,555

Environmental Services 1.0%
Republic Services, Inc.	38,300	1,352

Financial & Business Services 6.2%
Ameritrade Holding Corp. (a)	9,450	203
City National Corp.	16,700	1,171
Federated Investors, Inc.	25,500	847
Franklin Resources, Inc.	2,050	172
Lazard Ltd. ‘A’ (b)	67,250	1,702
Northern Trust Corp.	4,750	240
Nuveen Investments, Inc. ‘A’	31,700	1,249
OptionsXpress Holding, Inc. (b)	15,400	293
Universal American Financial Corp. (a)	21,300	484
Zions Bancorporation	23,580	1,679

		8,040

Healthcare 15.1%
Barr Laboratories, Inc. (a)	36,300	1,994
C.R. Bard, Inc.	20,150	1,331
Celgene Corp. (a)	27,200	1,477
Coventry Health Care, Inc. (a)	10,900	938
Cytyc Corp. (a)	74,600	2,003
Forest Laboratories, Inc. (a)	32,600	1,270
Health Net, Inc. (a)	43,900	2,077
Inamed Corp. (a)	22,100	1,673
LifePoint Hospitals, Inc. (a)	8,000	350
Medco Health Solutions, Inc. (a)	34,880	1,912
Nabi Biopharmaceuticals (a)(b)	53,900	706
Nektar Therapeutics, Inc. (a)(b)	62,100	1,053
Resmed, Inc. (a)	9,500	757
Shire Pharmaceuticals Group PLC ADR	59,000	2,182

		19,723

Materials & Processing 4.1%
Air Products & Chemicals, Inc.	8,200	452
American Standard Cos., Inc.	56,100	2,611
Precision Castparts Corp.	27,800	1,476
Rohm & Haas Co.	18,800	773

		5,312

Technology 26.9%
Activision, Inc. (a)	117,400	2,401
Advanced Micro Devices, Inc. (a)	43,800	1,104
Analog Devices, Inc.	31,500	1,170
Autodesk, Inc.	15,800	734
Avocent Corp. (a)	37,400	1,183

BEA Systems, Inc. (a)	139,810	$1,255
Broadcom Corp. ‘A’ (a)	58,800	2,758
CheckFree Corp. (a)	41,900	1,585
Cognos, Inc. (a)	44,100	1,717
F5 Networks, Inc. (a)	53,900	2,343
Fisher Scientific International, Inc. (a)	20,600	1,278
Mercury Interactive Corp. (a)	50,900	2,016
Monster Worldwide, Inc. (a)	40,200	1,235
National Semiconductor Corp.	74,800	1,967
NAVTEQ Corp. (a)	17,700	884
NCR Corp. (a)	31,800	1,015
Network Appliance, Inc. (a)	77,100	1,830
Pixar, Inc. (a)	9,800	436
Red Hat, Inc. (a)(b)	113,500	2,405
SanDisk Corp. (a)	64,800	3,127
Sonus Networks, Inc. (a)	181,600	1,053
Tekelec (a)	74,280	1,556

		35,052

Total Common Stock (Cost — $114,115)		126,611

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.0%

Collateral Invested for Securities on Loan (c) 7.4%
Canadian Imperial Bank
3.900% due 10/03/2005	$4,667	4,667
Fortis Bank
3.880% due 10/03/2005	5,000	5,000

		9,667

Repurchase Agreement 2.6%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.75% due 8/03/2015 valued at $3,481. Repurchase proceeds are $3,412.)	3,411	3,411

Total Short-Term Instruments (Cost — $13,078)		13,078

Total Investments 107.2% (Cost — $127,193)		139,689
Liabilities in excess of other assets (7.2)%		(9,338)

Net Assets 100.0%		$130,351

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or portion of securities on loan with an aggregate market value of $9,355; cash collateral of $9,667 was received with which the Fund purchased short-term instruments.
(c)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR - American Depositary Receipt

Unit - More than one class of securities traded together.

Schedule of Investments

RCM Targeted Core Growth Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 97.2%

Aerospace 2.7%
United Technologies Corp.	13,000	$674

Capital Goods 3.3%
General Electric Co.	25,000	842

Consumer Discretionary 9.8%
Harman International Industries, Inc.	3,000	307
Nike, Inc. ‘B’	3,500	286
Starbucks Corp. (a)	8,750	438
Target Corp. (b)	12,000	623
Walgreen Co.	19,000	826

		2,480

Consumer Services 2.7%
E.W. Scripps Co. ‘A’	7,500	375
Harley-Davidson, Inc.	6,500	315

		690

Consumer Staples 9.8%
PepsiCo, Inc.	14,500	822
Procter & Gamble Co. (b)	11,500	684
Whole Foods Market, Inc.	2,500	336
Wm. Wrigley Jr. Co. (b)	8,800	633

		2,475

Energy 7.7%
BP PLC ADR	8,500	602
Schlumberger Ltd.	10,000	844
Smith International, Inc.	15,500	516

		1,962

Financial & Business Services 7.8%
City National Corp.	9,700	680
Lazard Ltd. ‘A’ (b)	16,050	406
Merrill Lynch & Co., Inc.	14,500	889

		1,975

Healthcare 18.1%
Abbott Laboratories	15,200	644
Amgen, Inc. (a)	6,300	502
Genentech, Inc. (a)	5,700	480
Johnson & Johnson	10,000	633
Medtronic, Inc.	17,250	925
Nektar Therapeutics, Inc. (a)(b)	13,750	233
Stryker Corp.	9,600	475
UnitedHealth Group, Inc.	12,750	716

		4,608

Technology 33.7%
Apple Computer, Inc. (a)	13,500	724
Autodesk, Inc.	5,800	269
Dell, Inc. (a)	7,350	251
Gentex Corp. (b)	21,500	374
Google, Inc. ‘A’ (a)(b)	1,643	520
Hewlett-Packard Co.	23,500	686
Juniper Networks, Inc. (a)	24,000	571
Macromedia, Inc. (a)	11,700	476
Marvell Technology Group Ltd. (a)	16,800	775
Microsoft Corp.	20,000	515
Motorola, Inc.	13,950	308
NAVTEQ Corp. (a)	6,500	325
Oracle Corp. (a)	42,500	527
SanDisk Corp. (a)	10,100	487
Sirf Technology Holdings, Inc. (a)	11,000	331
Symantec Corp. (a)	17,500	396
Texas Instruments, Inc.	7,700	261
Yahoo!, Inc. (a)(b)	22,750	770

		8,566

Transportation 1.6%
United Parcel Service, Inc. ‘B’	6,000	415

Total Common Stock (Cost — $19,227)		24,687

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 18.0%

Collateral Invested for Securities on Loan (c) 15.0%
Bank of America N.A.
4.018% due 10/03/2005	$1,500	1,500
Bear Stearns Co., Inc.
4.058% due 10/03/2005	500	500
Canadian Imperial Bank
3.900% due 10/03/2005	218	218
Citigroup Global Markets, Inc.
4.008% due 10/03/2005	1,600	1,600

		3,818

Repurchase Agreement 3.0%
State Street Bank & Trust Co.
3.40% due 10/03/2005 (Dated 9/30/2005. Collateralized by Freddie Mac 5.02% due 6/04/2018 valued at $763. Repurchase proceeds are $748.)	748	748

Total Short-Term Instruments (Cost — $4,566)		4,566

Total Investments 115.2% (Cost — $23,793)		29,253
Liabilities in excess of other assets (15.2)%		(3,852)

Net Assets 100.0%		$25,401

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or portion of securities on loan with an aggregate market value of $3,683; cash collateral of $3,818 was received with which the Fund purchased short-term instruments.
(c)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR - American Depositary Receipt

Schedule of Investments

RCM Global Technology Fund

September 30, 2005 (unaudited)

	Shares	Value* (000s)
COMMON STOCK 89.6%

Aerospace 0.0%
United Technologies Corp.	1,000	$52

Communications 1.7%
Amdocs Ltd. (a)	396,780	11,002
Nextel Partners, Inc. ‘A’ (a)	434,730	10,912

		21,914

Consumer Discretionary 0.1%
Nintendo Co. Ltd.	5,540	650

Consumer Services 0.9%
DreamWorks Animation SKG, Inc. ‘A’ (a)	1,000	28
Greenfield Online, Inc. (a)(c)	319,410	1,737
Usen Corp.	293,890	7,659
XM Satellite Radio Holdings, Inc. ‘A’ (a)(c)	37,910	1,361

		10,785

Energy 7.6%
Baker Hughes, Inc.	136,200	8,128
Cooper Cameron Corp. (a)(b)	84,150	6,221
Diamond Offshore Drilling, Inc. (b)	97,040	5,944
ENSCO International, Inc.	230,090	10,720
Freescale Semiconductor, Inc. ‘B’ (a)(c)	106,600	2,514
GlobalSantaFe Corp.	105,030	4,792
Grant Prideco, Inc. (a)	149,670	6,084
Halliburton Co. (b)	302,400	20,720
Nabors Industries Ltd. (a)	58,380	4,193
National-Oilwell Varco, Inc. (a)(b)	43,010	2,830
Patterson-UTI Energy, Inc.	142,890	5,155
Schlumberger Ltd. (c)	81,210	6,853
Smith International, Inc.	59,460	1,981
Valero Energy Corp.	55,180	6,239
Weatherford International Ltd. (a)	49,100	3,371

		95,745

Financial & Business Services 0.1%
Salesforce.com, Inc. (a)	80,950	1,867

Healthcare 2.1%
Affymetrix, Inc. (a)(c)	69,650	3,220
WellPoint, Inc. (a)(c)	299,970	22,744

		25,964

Technology 77.1%
Activision, Inc. (a)	614,660	12,570
ADC Telecommunications, Inc. (a)	545,000	12,459
Advanced Micro Devices, Inc. (a)(c)	1,450,000	36,540
Amazon.com, Inc. (a)	1,000	45
Apple Computer, Inc. (a)(b)	926,000	49,643
ASML Holding NV (a)(c)	1,000	17
Autodesk, Inc.	1,375,430	63,875
Broadcom Corp. ‘A’ (a)	1,015,500	47,637
Cerner Corp. (a)(c)	364,000	31,643
Chartered Semiconductor Manufacturing Ltd. (a)	32,639,000	22,392
Chartered Semiconductor Manufacturing Ltd. ADR (a)	10,000	68
CheckFree Corp. (a)	163,660	6,190
Cognizant Technology Solutions Corp. ‘A’ (a)	251,340	11,710
Cognos, Inc. (a)	166,700	6,490
Comverse Technology, Inc. (a)	233,500	6,134
Corning, Inc. (a)	1,092,000	21,108
Ctrip.com International Ltd. ADR	303,310	19,436
Cypress Semiconductor Corp. (a)(c)	665,390	10,014
EMC Corp. (a)	1,000	13
Energy Conversion Devices, Inc. (a)(c)	1,000	45
F5 Networks, Inc. (a)	297,000	12,911
Freescale Semiconductor, Inc. ‘A’ (a)(c)	178,330	4,175
Google, Inc. ‘A’ (a)(c)	130,000	41,140
Hewlett-Packard Co. (c)	1,850,000	54,020
Intel Corp.	10,000	246
Intuit, Inc. (a)(c)	169,200	7,582
Juniper Networks, Inc. (a)	1,000	24
Marvell Technology Group Ltd. (a)(b)(c)	612,270	28,232
McAfee, Inc. (a)	189,000	5,938
Mercury Interactive Corp. (a)	3,050	121
Microsoft Corp.	442,000	11,373
Motorola, Inc. (b)	2,213,770	48,902
National Semiconductor Corp.	1,420,000	37,346
NAVTEQ Corp. (a)	4,710	235
NCR Corp. (a)	385,000	12,285
Netease.com, Inc. ADR (a)(c)	230,000	20,702
Network Appliance, Inc. (a)	994,000	23,598
Oracle Corp. (a)	1,000	12
Pixar, Inc. (a)	381,620	16,986
QUALCOMM, Inc.	10,000	447
Red Hat, Inc. (a)(c)	4,100,000	86,879
Samsung Display Devices Co. Ltd.	223,030	23,302
Samsung Electronics Co. Ltd.	10,500	5,947
SanDisk Corp. (a)(c)	1,559,750	75,258
Shanda Interactive Entertainment Ltd. ADR (a)(c)	1,000	27
Symantec Corp. (a)	1,000	23
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,001	8
Telefonaktiebolaget LM Ericsson ADR (a)(c)	259,410	9,557
Telvent GIT S.A. (a)	373,600	4,106
Tencent Holdings Ltd.	14,300,000	17,461
Texas Instruments, Inc. (c)	264,400	8,963
TIBCO Software, Inc. (a)	2,490,000	20,816
Trend Micro, Inc.	2,850	91
VeriSign, Inc. (a)(c)	1,425,920	30,472
Yahoo!, Inc. (a)(b)	185,120	6,264

		973,478

Total Common Stock (Cost — $897,392)		1,130,455

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 27.4%

Collateral Invested for Securities on Loan (e) 17.0%
Adirondack 2005-1 Corp.
3.812% due 10/26/2005	$13,100	$13,064
Bank of America N.A.
4.018% due 10/3/2005	10,000	10,000
Bavaria TRR Corp.
3.825% due 10/11/2005	6,000	5,993
Bavaria Universal Funding
3.731% due 10/31/2005	1,000	997
3.841% due 10/28/2005	3,000	2,991
3.929% due 11/28/2005	1,245	1,237
Bayerische Landesbank NY
3.858% due 11/23/2005, FRN	1,000	1,000
Bear Stearns Co., Inc.
4.058% due 10/3/2005	35,000	35,000
Beta Finance, Inc., Series 3
4.005% due 8/01/2006, FRN (d)	2,000	2,000
Canadian Imperial Bank
3.900% due 10/03/2005	1,082	1,082
Citigroup Global Markets, Inc.
4.008% due 10/03/2005	18,000	18,000
Countrywide Bank N.A.
3.870% due 2/27/2006, FRN	1,000	1,000
Credit Suisse First Boston
4.068% due 2/27/2006, FRN	12,500	12,509
4.078% due 2/06/2006, FRN	3,000	3,002
Davis Square Funding IV Corp.
3.812% due 10/20/2005	7,397	7,382
Fortis Bank
3.880% due 10/03/2005	10,000	10,000
Goldman Sachs Group L.P., Series 2
3.788% due 9/15/2006, FRN (d)	16,000	16,003
Lakeside Funding LLC
3.748% due 10/11/2005	5,000	5,000
Morgan Stanley
3.920% due 2/03/2006, FRN	5,000	5,000
Northern Rock PLC
3.690% due 2/03/2006, FRN (d)	2,000	2,000
Ormond Quay Funding LLC
3.829% due 10/21/2005	25,250	25,194
Sigma Finance, Inc.
3.870% due 3/06/2006, FRN (d)	24,000	23,995
Skandinaviska Enskilda Bank
3.800% due 1/20/2006	7,000	7,000
Tango Finance Corp.
3.980% due 1/11/2006, FRN (d)	5,000	5,003

		214,452

Repurchase Agreement 10.4%
State Street Bank & Trust Co.
3.40% due 10/03/2005	130,724	130,724
(Dated 9/30/2005. Collateralized by Fannie 5.60% due 7/27/2015 valued at $133,341. Repurchase proceeds are $130,761.)

Total Short-Term Instruments (Cost — $345,173)		345,176

	Contracts
OPTIONS PURCHASED (a) 1.1%

Call Options 1.1%
Hewlett-Packard Co. (CBOE) strike price $25, expires 01/20/2007	22,430	14,355
Microsoft Corp. (CBOE) strike price $27, expires 01/27/2007	1,000	180

		14,535

Put Options 0.0%
NCR Corp. (CBOE)
strike price $30, expires 11/19/2005	1,525	106
strike price $35, expires 11/19/2005	1,525	473

		579

Total Options Purchased (Cost — $9,703)		15,114

Total Investments before options written and securities sold short (f) 118.1% (Cost — $1,252,268)		1,490,745

OPTIONS WRITTEN (a) (0.2)%

Call Options (0.2)%
Google, Inc. ‘A’ (CBOE)
strike price $320, expires 12/17/2005	675	(1,174)
Marvell Technology Group Ltd. (CBOE)
strike price $45, expires 11/19/2005	5,360	(1,662)
NCR Corp. (CBOE)
strike price $30, expires 11/19/2005	1,525	(412)
strike price $35, expires 11/19/2005	1,525	(61)

		(3,309)

Schedule of Investments

RCM Global Technology Fund

September 30, 2005 (unaudited)

	Contracts	Value* (000s)
Put Options (0.0%)
eBay, Inc. (CBOE) strike price $27.50, expires 01/21/2006	3,590	$(90)

Total Options Written (Premiums Received $4,503)		(3,399)

	Shares
SECURITIES SOLD SHORT (6.1)%

Dell, Inc. (a)	390,860	(13,367)
Nasdaq-100 Index Tracking Stock	473,200	(18,673)
Scientific-Atlanta, Inc.	161,400	(6,054)
Semiconductor HOLDRs Trust	675,800	(24,964)
Western Digital Corp. (a)	107,520	(13,842)

Total Securities Sold Short (Proceeds — $77,307)		(76,900)

Total Investments net of options written and securities sold short (f) 111.8% (Cost — $1,170,458)		1,410,446
Liabilities in excess of other assets (11.8)%		(148,588)

Net Assets 100.0%		$1,261,858

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.
(b)	All or partial amount segregated as collateral for options written and securities sold short.
(c)	All or portion of securities on loan with an aggregate market value of $208,408; cash collateral of $214,424 was received with which the Fund purchased short-term instruments.
(d)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR - American Depositary Receipt

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.

Notes to Schedule of Investments:

•	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Portfolio securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or if there are no such reported sales, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market markers. The market value for NASDAQ National Market and SmallCap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term instruments maturing in 60 days or less are valued at amortized cost if their original term to maturity exceeded 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. Exchange traded options are valued at the settlement price determined by the relevant exchange. Portfolio Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”).

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Funds net asset value is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities.

Item 2.	Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By	/s/ E. BLAKE MOORE JR.
President & Chief Executive Officer

Date: November 28, 2005

By	/s/ BRIAN S. SHLISSEL
Treasurer, Principal Financial & Accounting Officer

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ E. BLAKE MOORE JR.
President & Chief Executive Officer

Date: November 28, 2005

By	/s/ BRIAN S. SHLISSEL
Treasurer, Principal Financial & Accounting Officer

Date: November 28, 2005